UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Nasdaq Composite Index® Fund Fidelity® Nasdaq Composite Index® Fund : FNCMX

This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 16	0.29%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$16,208,567,445
Number of Holdings	3,143
Portfolio Turnover	1%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.1
Communication Services	14.9
Consumer Discretionary	13.3
Health Care	6.6
Industrials	4.1
Consumer Staples	3.9
Financials	3.7
Materials	1.0
Utilities	0.8
Real Estate	0.8
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	11.4
Apple Inc	10.9
NVIDIA Corp	10.2
Amazon.com Inc	6.8
Meta Platforms Inc Class A	3.9
Alphabet Inc Class A	3.8
Alphabet Inc Class C	3.6
Broadcom Inc	2.4
Tesla Inc	2.2
Costco Wholesale Corp	1.4
56.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915909.100 1282-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed,sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Nasdaq Composite Index® Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.0%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	15,055	506,601
AST SpaceMobile, Inc. Class A, (a)(b)	51,510	426,245
ATN International, Inc.	9,505	231,352
Bandwidth, Inc. Class A, (a)	15,411	310,223
Cogent Communications Group, Inc.	27,351	1,619,726
Consolidated Communications Holdings, Inc. (a)	76,045	334,598
Frontier Communications Parent, Inc. (a)	144,284	3,846,611
GCI Liberty, Inc. Class A (Escrow) (c)(j)	58,891	1
Iridium Communications, Inc.	74,721	2,249,849
Liberty Global Ltd.:
Class A	86,386	1,440,055
Class B	327	5,431
Class C (b)	143,681	2,452,635
Liberty Latin America Ltd.:
Class A (a)	1,495	13,560
Class C (a)	122,845	1,114,204
Nextplat Corp. (a)(b)	37,686	44,093
Shenandoah Telecommunications Co.	28,888	543,383
Sify Technologies Ltd.:
rights (a)	18,684	24,571
sponsored ADR (a)(b)	13,702	15,072
Telesat Corp. (a)	8,088	91,475
		15,269,685
Entertainment - 1.5%
Anghami, Inc. (a)(b)	21,354	23,703
Atlanta Braves Holdings, Inc.:
Class A (b)	14,692	617,505
Class C,	19,853	793,524
Bilibili, Inc. ADR (a)(b)	72,099	1,046,877
Blue Hat Interactive Entertainment Technology (a)(b)	12,770	14,430
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	4,574	1,359
Cineverse Corp. (a)(b)	4,047	3,846
CuriosityStream, Inc. Class A	14,288	14,860
Dolphin Entertainment, Inc. (a)	1,963	2,159
DoubleDown Interactive Co. Ltd. ADR (a)	4,021	49,619
DouYu International Holdings Ltd. ADR (a)	9,837	99,747
Electronic Arts, Inc.	160,225	21,290,698
Gaia, Inc. Class A (a)	13,031	61,115
GigaMedia Ltd. (a)	1,957	2,583
Global Mofy Metaverse Ltd. (b)	14,649	14,649
Golden Matrix Group, Inc. (a)(b)	10,316	62,618
Gravity Co. Ltd. ADR (a)	2,811	211,949
iQIYI, Inc. ADR (a)(b)	308,058	1,426,309
Liberty Media Corp. Liberty Formula One:
Class A	16,026	1,096,339
Class C	121,728	9,024,914
Liberty Media Corp. Liberty Live:
Class C	37,592	1,431,127
Series A	14,753	540,402
Lionsgate Studios Corp.	172,536	1,437,225
LiveOne, Inc. (a)	60,447	99,738
Lytus Technologies Holdings PTV Ltd. (a)(b)	679	1,989
Motorsport Games, Inc. Class A (a)	564	1,354
MultiMetaVerse Holdings Ltd. Class A (a)(b)	2,807	1,663
NetEase, Inc. ADR	71,024	6,323,267
Netflix, Inc. (a)	257,941	165,500,104
Playstudios, Inc. Class A (a)	64,251	145,850
Playtika Holding Corp.	218,866	1,912,889
PodcastOne, Inc.	9,883	18,778
Reading International, Inc. Class A (a)	19,966	31,347
Reservoir Media, Inc. (a)(b)	35,697	287,004
Roku, Inc. Class A (a)	74,140	4,255,636
Scienjoy Holding Corp. (a)(b)	17,909	18,804
Sohu.Com Ltd. ADR (a)	22,025	273,110
Sound Group, Inc. ADR (a)(b)	1,260	2,873
Take-Two Interactive Software, Inc. (a)	100,888	16,178,400
Trugolf Holdings, Inc. Class A (a)(b)	17,971	19,948
Vivid Seats, Inc. Class A (a)	75,426	380,901
Warner Bros Discovery, Inc. (a)	1,444,008	11,898,626
Warner Music Group Corp. Class A	80,641	2,401,489
		249,021,327
Interactive Media & Services - 11.4%
36Kr Holdings, Inc. ADR (a)	1,078	410
9F, Inc. ADR (a)(b)	2,127	5,445
Alphabet, Inc.:
Class A	3,507,317	605,012,183
Class C	3,374,826	587,084,731
Angi, Inc. Class A, (a)	49,406	99,800
Antelope Enterprise Holdings L Class A, (a)(b)	1,381	2,044
Baidu, Inc. sponsored ADR (a)	80,449	7,819,643
Bumble, Inc. (a)	79,071	925,131
BuzzFeed, Inc. (a)(b)	16,305	45,654
CarGurus, Inc. Class A (a)	56,423	1,366,001
Cheer Holding, Inc. (a)(b)	4,535	12,970
EverQuote, Inc. Class A (a)	16,480	393,707
Gamesquare Holdings, Inc. (a)(b)	13,574	17,646
Hanryu Holdings, Inc.	23,001	8,218
Hello Group, Inc. ADR	101,889	574,654
IAC, Inc. (a)	47,470	2,363,531
Izea Worldwide, Inc. (a)	7,826	18,782
JOYY, Inc. ADR	33,875	1,011,508
Kanzhun Ltd. ADR	181,293	3,852,476
Luokung Technology Corp. (a)(b)	7,006	5,433
Match Group, Inc. (a)	161,338	4,941,783
Meta Platforms, Inc. Class A	1,311,639	612,312,434
MoneyHero Ltd. (b)	50,246	104,009
Oriental Culture Holding Ltd. (a)(b)	3,846	3,844
Outbrain, Inc. (a)	26,800	123,012
Paltalk, Inc. (a)(b)	3,101	11,288
QuinStreet, Inc. (a)	31,967	562,939
Rumble, Inc. (a)(b)	69,114	435,418
So-Young International, Inc. ADR	55,629	58,967
Society Pass, Inc. (a)(b)	658	1,237
Super League Enterprise, Inc. (a)	869	1,051
Taboola.com Ltd. (a)	174,046	697,924
Travelzoo, Inc. (a)	6,862	54,210
TripAdvisor, Inc. (a)	73,395	1,346,798
Trivago NV ADR	6,816	15,949
TrueCar, Inc. (a)	56,073	165,415
Trump Media & Technology Group (a)(b)	105,223	5,165,397
Vimeo, Inc. (a)	90,851	352,502
Weibo Corp. sponsored ADR (b)	51,167	452,828
Ziff Davis, Inc. (a)	27,451	1,581,452
Zoominfo Technologies, Inc. (a)	230,961	2,836,201
		1,841,844,625
Media - 1.2%
Able View Global, Inc. Class B, (b)	10,224	11,451
AdTheorent Holding Co., Inc. Class A (a)	47,329	150,980
Advantage Solutions, Inc. Class A (a)(b)	188,938	649,947
AirNet Technology, Inc. ADR (a)	1,367	1,476
AMC Networks, Inc. Class A (a)	16,028	277,926
Baosheng Media Group Holding Ltd. (a)	164	505
Beasley Broadcast Group, Inc. Class A (a)	282,190	183,424
Cardlytics, Inc. (a)(b)	22,241	194,831
Charter Communications, Inc. Class A (a)	87,788	25,205,691
Collective Audience, Inc. (a)(b)	7,246	3,043
Comcast Corp. Class A	2,386,269	95,522,348
comScore, Inc. (a)(b)	2,197	30,165
Criteo SA sponsored ADR (a)	32,862	1,282,275
Cumulus Media, Inc. (a)(b)	11,565	26,946
Direct Digital Holdings, Inc. (a)	1,911	6,478
E.W. Scripps Co. Class A (a)	40,587	110,397
EchoStar Corp. Class A (a)	83,541	1,603,987
Fluent, Inc. (a)(b)	7,784	28,723
Fox Corp.:
Class A	158,525	5,458,016
Class B	126,638	4,044,818
Gambling.com Group Ltd. (a)	21,702	167,756
Gd Culture Group Ltd. (a)(b)	590	572
Haoxi Health Technology Ltd. (b)	8,168	61,015
Harte-Hanks, Inc. (a)	5,634	41,297
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	6,887	8,746
iHeartMedia, Inc. (a)	74,455	68,916
Integral Ad Science Holding Corp. (a)	91,934	851,309
Lee Enterprises, Inc. (a)	2,469	31,356
Lendway, Inc. (a)(b)	1,817	9,721
Liberty Broadband Corp.:
Class A (a)	8,659	469,664
Class C (a)	76,589	4,142,699
Liberty Media Corp. Liberty SiriusXM:
Class A	60,491	1,374,960
Class C	130,731	2,962,364
Loyalty Ventures, Inc. (a)(c)	32,234	0
Magnite, Inc. (a)	80,512	993,518
Marchex, Inc. Class B (a)(b)	34,542	47,668
Mediaco Holding, Inc. Class A (a)(b)	9,137	9,777
National CineMedia, Inc. (a)(b)	54,868	304,517
News Corp.:
Class A	225,057	6,119,300
Class B (b)	111,410	3,106,111
Nexstar Media Group, Inc. Class A	20,923	3,466,732
Nexxen International Ltd. ADR (a)	8,499	56,093
Paramount Global:
Class A (b)	14,037	290,145
Class B	377,512	4,496,168
Perion Network Ltd. (a)(b)	27,171	339,638
PubMatic, Inc. Class A (a)	22,667	496,407
Saga Communications, Inc. Class A	1,486	26,391
Scholastic Corp.	19,973	724,620
Sinclair, Inc. Class A (b)	23,228	329,838
Sirius XM Holdings, Inc. (b)	2,278,304	6,424,817
Stagwell, Inc. (a)	72,615	503,222
Starbox Group Holdings Ltd. (a)(b)	34,077	6,386
Stran & Co., Inc. (a)	1,570	1,790
TechTarget, Inc. (a)	15,882	479,954
The Trade Desk, Inc. (a)	264,573	24,547,083
Thryv Holdings, Inc. (a)	18,744	394,936
TuanChe Ltd. ADR (A Shares) (a)	397	861
Urban One, Inc.:
Class A (a)	4,568	9,638
Class D (non-vtg.) (a)	21,932	36,846
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	25,480
ZW Data Action Technologies, Inc. (a)	2,547	1,987
		198,223,725
Wireless Telecommunication Services - 0.8%
FingerMotion, Inc. (a)(b)	30,327	95,227
Gogo, Inc. (a)	75,352	797,601
Millicom International Cellular SA (a)(b)	100,245	2,496,101
NII Holdings, Inc. (a)(c)	5,182	0
Spok Holdings, Inc.	19,492	296,473
SurgePays, Inc. (a)(b)	15,080	55,193
T-Mobile U.S., Inc.	694,383	121,489,250
uCloudlink Group, Inc. ADR (a)(b)	12,409	22,957
VEON Ltd. sponsored ADR (a)	35,805	909,447
Vodafone Group PLC sponsored ADR	216,228	2,080,113
		128,242,362
TOTAL COMMUNICATION SERVICES		2,432,601,724
CONSUMER DISCRETIONARY - 13.3%
Automobile Components - 0.1%
Carbon Revolution PLC (b)	1,211	10,899
China Automotive Systems, Inc. (a)	21,380	80,816
Dorman Products, Inc. (a)	19,614	1,803,900
ECARX Holdings, Inc. Class A (a)(b)	170,906	205,087
Foresight Autonomous Holdings Ltd. ADR (a)	361	401
Fox Factory Holding Corp. (a)	25,859	1,205,547
Garrett Motion, Inc. (a)	163,877	1,488,003
Gentex Corp.	138,583	4,850,405
Gentherm, Inc. (a)	20,759	1,119,740
Hesai Group ADR (a)(b)	10,236	49,747
Kandi Technologies Group, Inc. (b)	44,635	92,394
Luminar Technologies, Inc. Class A (a)(b)	179,849	294,952
Mobileye Global, Inc. Class A (a)(b)	56,571	1,451,612
Motorcar Parts of America, Inc. (a)	18,333	93,315
Patrick Industries, Inc.	14,672	1,681,411
REE Automotive Ltd. (a)	3,948	17,055
Solid Power, Inc. (a)(b)	124,200	219,834
Strattec Security Corp. (a)	2,491	69,250
Sypris Solutions, Inc. (a)(b)	6,622	10,065
The Goodyear Tire & Rubber Co. (a)	171,634	2,112,815
Visteon Corp. (a)	17,855	1,988,511
Worksport Ltd. (a)(b)	6,758	4,051
XPEL, Inc. (a)	17,345	659,110
		19,508,920
Automobiles - 2.2%
AYRO, Inc. (a)(b)	2,343	2,624
Canoo, Inc. (a)(b)	28,088	63,198
Cenntro, Inc. (b)	39,689	72,234
Chijet Motor Co., Inc. (b)	95,259	39,523
Ezgo Technologies Ltd. (a)(b)	11,482	21,242
Faraday Future Intelligent Electric, Inc. (a)(b)	6,066	3,539
Gogoro, Inc. (a)(b)	167,445	244,470
Li Auto, Inc. ADR (a)(b)	126,427	2,560,147
Lotus Technology, Inc. ADR (b)	10,052	98,610
Lucid Group, Inc. Class A (a)(b)	1,403,281	3,985,318
Mullen Automotive, Inc. (a)(b)	3,263	14,781
Niu Technologies ADR (a)	58,636	120,204
NWTN, Inc. (a)	129,492	424,734
Phoenix Motor, Inc. (a)(b)	22,064	17,775
Polestar Automotive Holding UK PLC ADR (a)	157,179	123,055
Rivian Automotive, Inc. (a)(b)	573,754	6,265,394
Tesla, Inc. (a)	1,899,871	338,329,028
VinFast Auto PTE Ltd. (b)	1,375,204	6,724,748
Volcon, Inc. (a)(b)	1,347	238
Workhorse Group, Inc. (a)(b)	508,181	99,044
Zapp Electric Vehicles Group Ltd.	3,796	3,815
		359,213,721
Broadline Retail - 7.7%
1stDibs.com, Inc. (a)	22,737	122,552
Amazon.com, Inc. (a)	6,181,901	1,090,734,612
Baozun, Inc. sponsored ADR (a)(b)	32,067	85,619
ContextLogic, Inc. (a)(b)	15,747	85,979
D-MARKET Electronic Services & Trading ADR (a)	66,569	133,804
eBay, Inc.	308,449	16,724,105
Etsy, Inc. (a)	71,961	4,567,365
Global-e Online Ltd. (a)	97,861	3,055,220
Groupon, Inc. (a)(b)	24,975	395,354
Hour Loop, Inc. (a)(b)	19,584	20,563
JD.com, Inc. sponsored ADR (b)	284,924	8,439,449
MercadoLibre, Inc. (a)	30,240	52,181,539
Ollie's Bargain Outlet Holdings, Inc. (a)	36,332	2,994,847
Ozon Holdings PLC ADR (a)(b)(c)	32,600	815,000
PDD Holdings, Inc. ADR (a)	398,557	59,695,867
Qurate Retail, Inc.:
Class B (a)(b)	62,712	246,458
Series A (a)	18,381	13,080
Yunji, Inc. ADR (a)(b)	4,241	2,969
		1,240,314,382
Distributors - 0.1%
Alliance Entertainment Holding Corp. Class A (b)	2,697	7,363
Cheetah Net Supply Chain Service, Inc.	2,393	1,850
Educational Development Corp. (a)(b)	7,081	13,241
GigaCloud Technology, Inc. Class A (a)(b)	20,832	648,708
J-Long Group Ltd. (b)	17,699	10,195
Kaival Brands Innovations Group, Inc. (a)(b)	1,483	1,824
LKQ Corp.	157,082	6,759,238
Pool Corp.	22,721	8,260,220
Weyco Group, Inc.	6,799	207,845
		15,910,484
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	4,817	12,669
2U, Inc. (a)	55,243	15,385
Afya Ltd. Class A (a)	26,707	444,672
American Public Education, Inc. (a)	13,251	230,567
Amesite, Inc. (a)(b)	1,845	6,808
ATA Creativity Global ADR (a)	4,528	4,294
China Liberal Education Holdings Ltd. (a)	3,219	3,412
Color Star Technology Co. Ltd. (a)	1,380	290
Duolingo, Inc. (a)	21,258	4,068,781
E-Home Household Service Holdings Ltd. (a)(b)	1,668	959
EpicQuest Education Group International Ltd. (a)	1,797	1,504
European Wax Center, Inc. (a)(b)	28,640	324,205
Frontdoor, Inc. (a)	44,784	1,584,010
Golden Sun Health Technology G (a)(b)	620	4,228
Grand Canyon Education, Inc. (a)	17,646	2,513,849
Laureate Education, Inc.	97,820	1,531,861
Lincoln Educational Services Corp. (a)	24,123	282,722
OneSpaWorld Holdings Ltd. (a)	56,373	876,600
Perdoceo Education Corp.	44,102	992,295
QuantaSing Group Ltd. ADR (a)	9,438	24,633
Regis Corp. (a)(b)	776	3,321
Skillful Craftsman Education Technology Ltd. (a)	6,452	6,646
Strategic Education, Inc.	14,254	1,616,689
SunCar Technology Group, Inc. Class A (b)	23,318	201,934
Tctm Kids It Education, Inc. ADR (a)	8,570	11,741
Udemy, Inc. (a)	89,038	787,096
Vasta Platform Ltd. (a)	9,735	33,391
Visionary Education Technology Holdings Group, Inc. (a)	1,471	5,472
Vitru Ltd. (a)(b)	19,023	175,012
Wag! Group Co. (a)(b)	17,044	26,759
Wah Fu Education Group Ltd. (a)	9,305	17,493
WW International, Inc. (a)(b)	48,657	80,771
Xwell, Inc. (a)(b)	6,090	9,500
Zhongchao, Inc. (a)(b)	592	722
		15,900,291
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	260,828	37,801,802
Allied Esports Entertainment, Inc. (a)	17,647	12,088
Atour Lifestyle Holdings Ltd. ADR (b)	35,411	630,670
BJ's Restaurants, Inc. (a)	13,822	484,323
Bloomin' Brands, Inc.	50,630	1,103,734
Booking Holdings, Inc.	20,351	76,852,499
Bragg Gaming Group, Inc. (a)	9,417	61,776
BurgerFi International, Inc. (a)(b)	9,417	3,227
Caesars Entertainment, Inc. (a)	126,970	4,515,053
Canterbury Park Holding Co.	422	9,436
Century Casinos, Inc. (a)	16,194	43,238
Churchill Downs, Inc.	44,600	5,775,700
Chuy's Holdings, Inc. (a)	9,648	257,698
Codere Online Luxembourg SA (a)(b)	9,124	67,426
Cracker Barrel Old Country Store, Inc. (b)	13,041	636,140
Dave & Buster's Entertainment, Inc. (a)	26,022	1,329,464
Denny's Corp. (a)	38,087	278,035
Doordash, Inc. (a)	224,114	24,677,193
Draftkings Holdings, Inc. (a)	281,115	9,875,570
El Pollo Loco Holdings, Inc. (a)	18,467	197,228
Empire Resorts, Inc. (c)	17,333	0
Expedia Group, Inc. (a)	79,481	8,970,226
FAT Brands, Inc.:
Class A	1,147	6,756
Class B	10,930	58,694
First Watch Restaurant Group, Inc. (a)	33,126	651,920
Full House Resorts, Inc. (a)	18,076	89,838
GAN Ltd. (a)(b)	24,509	33,087
GEN Restaurant Group, Inc.	1,225	13,634
Golden Entertainment, Inc.	16,184	489,890
Golden Heaven Group Holdings Ltd. (a)(b)	24,617	5,935
Good Times Restaurants, Inc. (a)	9,092	22,457
H World Group Ltd. ADR (b)	104,782	3,901,034
Hall of Fame Resort & Entertainment Co. (a)(b)	2,602	6,635
Inspirato, Inc. (a)(b)	2,997	12,138
Inspired Entertainment, Inc. (a)	15,862	144,503
Jack in the Box, Inc. (b)	11,357	628,724
Krispy Kreme, Inc. (b)	98,241	1,027,601
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,992	598,661
Light & Wonder, Inc. Class A (a)	53,296	5,088,702
Lindblad Expeditions Holdings (a)	29,723	230,056
Lottery.Com, Inc. (a)(b)	1,219	2,206
MakeMyTrip Ltd. (a)	40,387	3,052,853
Marriott International, Inc. Class A	174,558	40,352,573
Melco Crown Entertainment Ltd. sponsored ADR (a)	126,134	988,891
Monarch Casino & Resort, Inc.	10,696	716,311
Mondee Holdings, Inc. Class A (a)(b)	57,110	123,358
Nathan's Famous, Inc.	3,678	260,733
Noodles & Co. Class A (a)	27,889	52,431
Papa John's International, Inc. (b)	19,976	928,085
Penn Entertainment, Inc. (a)	87,489	1,531,058
Playa Hotels & Resorts NV (a)	89,710	764,329
Portillo's, Inc. Class A (a)	30,525	305,861
Potbelly Corp. (a)	17,412	155,837
Rave Restaurant Group, Inc. (a)	5,714	10,742
RCI Hospitality Holdings, Inc. (b)	5,507	246,383
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	85,026
Red Rock Resorts, Inc.	34,367	1,761,309
Sabre Corp. (a)	219,877	688,215
Selina Hospitality PLC (a)(b)	60,296	5,686
SharpLink Gaming, Inc.	2,080	1,944
Sonder Holdings, Inc. (a)(b)	7,316	25,679
Sportradar Holding AG (a)(b)	122,568	1,248,968
Starbucks Corp.	676,296	54,252,465
Target Hospitality Corp. (a)	61,089	693,971
Texas Roadhouse, Inc. Class A	39,224	6,772,808
TH International Ltd. (a)(b)	97,545	109,250
The Cheesecake Factory, Inc. (b)	28,044	1,079,133
The ONE Group Hospitality, Inc. (a)(b)	17,098	88,910
Trip.com Group Ltd. ADR (a)	198,421	10,220,666
Tuniu Corp. Class A sponsored ADR (a)	24,726	26,457
Vacasa, Inc. Class A (a)(b)	7,103	32,674
Wendy's Co. (b)	119,345	2,082,570
Wingstop, Inc.	17,351	6,396,446
Wynn Resorts Ltd.	66,927	6,350,034
Yatra Online, Inc. (a)	21,566	27,604
		328,034,257
Household Durables - 0.1%
Aterian, Inc. (a)(b)	2,449	6,441
Bassett Furniture Industries, Inc.	4,416	66,284
Cavco Industries, Inc. (a)	5,066	1,809,575
Cricut, Inc.	32,294	201,192
Dixie Group, Inc. (a)	9,905	9,501
Fenbo Holdings Ltd. (b)	2,006	24,393
Flexsteel Industries, Inc.	3,070	109,906
GoPro, Inc. Class A (a)	68,957	104,815
Helen of Troy Ltd. (a)	13,887	1,484,243
Hooker Furnishings Corp.	6,220	108,104
iRobot Corp. (a)(b)	16,303	156,672
Koss Corp. (a)(b)	4,327	20,337
Landsea Homes Corp. Class A (a)	27,139	269,219
Legacy Housing Corp. (a)	15,043	349,449
LGI Homes, Inc. (a)	13,726	1,317,696
Lifetime Brands, Inc.	13,509	145,492
Live Ventures, Inc. (a)	1,687	42,276
Lovesac (a)	8,426	236,855
Nephros, Inc. (a)	3,085	6,725
Newell Brands, Inc.	244,873	1,890,420
Nova LifeStyle, Inc. (a)(b)	1,384	2,394
Purple Innovation, Inc. Class A	61,890	77,363
Singing Machine Co., Inc. (a)(b)	2,438	3,364
Snap One Holdings Corp. (a)	44,809	480,352
Sonos, Inc. (a)	73,028	1,153,842
United Homes Group, Inc. (a)(b)	18,331	101,737
Universal Electronics, Inc. (a)	7,603	86,826
Viomi Technology Co. Ltd. ADR Class A (a)	21,467	17,178
VOXX International Corp. (a)	13,480	49,741
ZAGG, Inc. rights (a)(c)	14,972	0
		10,332,392
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)	7,566	61,739
AMMO, Inc. (a)	66,715	180,131
BRP, Inc. (b)	20,673	1,292,063
Clarus Corp.	18,975	132,825
Escalade, Inc. (b)	7,721	106,395
Funko, Inc. (a)(b)	28,511	257,739
Hasbro, Inc.	81,425	4,867,587
Interactive Strength, Inc. (a)(b)	4,448	669
JAKKS Pacific, Inc. (a)	6,809	126,443
Johnson Outdoors, Inc. Class A (b)	5,547	201,855
Latham Group, Inc. (a)	75,745	292,376
Malibu Boats, Inc. Class A (a)	11,640	447,674
MasterCraft Boat Holdings, Inc. (a)(b)	12,347	260,522
Mattel, Inc. (a)	209,574	3,728,321
Peloton Interactive, Inc. Class A (a)(b)	202,398	736,729
Smith & Wesson Brands, Inc.	28,528	478,415
SRM Entertainment, Inc. (b)	4,687	5,999
Vision Marine Technologies, Inc. (a)(b)	5,949	3,635
		13,181,117
Specialty Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	24,871	240,751
Academy Sports & Outdoors, Inc.	45,049	2,598,877
America's Car Mart, Inc. (a)	3,994	240,718
Arhaus, Inc. Class A,	33,484	629,834
Arko Corp. (b)	74,889	449,334
Betterware de Mexico SAPI de CV (b)	26,794	446,388
Big 5 Sporting Goods Corp. (b)	11,818	41,008
Brilliant Earth Group, Inc. Class A (a)	5,550	13,376
CarParts.com, Inc. (a)	33,968	40,082
Citi Trends, Inc. (a)(b)	5,929	144,845
Conn's, Inc. (a)	16,366	58,590
Destination XL Group, Inc. (a)	32,101	113,959
Duluth Holdings, Inc. (a)	20,657	81,595
EVgo, Inc. Class A (a)(b)	62,011	125,882
Fitell Corp. (b)	8,253	128,004
Five Below, Inc. (a)	32,765	4,525,829
GrowGeneration Corp. (a)	43,987	111,287
Hibbett, Inc. (b)	7,367	637,835
Jiuzi Holdings, Inc. (a)(b)	29,572	9,259
Jowell Global Ltd. (a)(b)	914	987
Kaixin Holdings (a)(b)	6,044	933
Kidpik Corp. (a)(b)	588	2,458
Kirkland's, Inc. (a)(b)	7,395	18,266
Lands' End, Inc. (a)	21,391	305,677
Lazydays Holdings, Inc. (a)(b)	6,139	21,855
Leslie's, Inc. (a)(b)	106,276	607,899
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	23,329	41,526
Monro, Inc. (b)	17,865	422,507
NaaS Technology, Inc. ADR (a)(b)	28,729	9,481
National Vision Holdings, Inc. (a)	45,468	686,112
Newegg Commerce, Inc. (a)(b)	216,062	190,372
O'Reilly Automotive, Inc. (a)	35,114	33,823,912
OneWater Marine, Inc. Class A (a)(b)	7,834	202,431
Petco Health & Wellness Co., Inc. Class A (a)	127,436	491,903
PetMed Express, Inc. (b)	10,954	46,664
Rent the Runway, Inc. Class A (a)(b)	1,469	35,256
Ross Stores, Inc.	200,608	28,036,974
RumbleON, Inc. Class B (a)	24,933	142,617
Shoe Carnival, Inc. (b)	16,794	633,974
Sleep Number Corp. (a)	13,605	205,708
Smart Share Global Ltd. ADR (a)	22,395	24,411
Sportsman's Warehouse Holdings, Inc. (a)	25,040	95,402
Stitch Fix, Inc. (a)	68,949	170,304
The Children's Place, Inc. (a)(b)	8,107	99,311
The ODP Corp. (a)	24,251	949,669
The RealReal, Inc. (a)(b)	84,330	363,462
thredUP, Inc. (a)	50,406	101,316
Tile Shop Holdings, Inc. (a)	26,904	177,566
Tractor Supply Co. (b)	63,921	18,236,022
U Power Ltd. (a)(b)	299	1,606
Ulta Beauty, Inc. (a)	28,846	11,396,766
Upbound Group, Inc.	34,141	1,120,508
Urban Outfitters, Inc. (a)	54,720	2,282,371
Uxin Ltd. ADR (a)(b)	2,446	5,944
Vroom, Inc. (a)(b)	1,666	17,593
Winmark Corp.	1,983	705,750
Xcel Brands, Inc. (a)	4,288	3,079
Zumiez, Inc. (a)	11,506	216,083
		112,532,128
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. Class A (a)(b)	51,562	30,396
Charles & Colvard Ltd. (a)	2,201	4,732
Columbia Sportswear Co. (b)	35,310	3,023,242
Crocs, Inc. (a)	35,994	5,602,106
Crown Crafts, Inc.	9,628	50,258
Dogness (International) Corp. (a)(b)	1,025	11,326
Fossil Group, Inc. (a)	29,540	35,448
G-III Apparel Group Ltd. (a)	27,453	825,237
Lakeland Industries, Inc.	4,914	90,565
lululemon athletica, Inc. (a)	72,055	22,480,439
MGO Global, Inc. (a)	4,899	2,915
PLBY Group, Inc. (a)(b)	34,433	31,541
Rocky Brands, Inc.	4,879	190,232
Steven Madden Ltd.	43,671	1,941,176
Superior Group of Companies, Inc.	10,737	220,001
Vera Bradley, Inc. (a)	17,686	144,318
		34,683,932
TOTAL CONSUMER DISCRETIONARY		2,149,611,624
CONSUMER STAPLES - 3.8%
Beverages - 1.5%
Celsius Holdings, Inc. (a)	137,395	10,988,852
Coca-Cola Consolidated, Inc.	4,954	4,860,072
Coca-Cola Europacific Partners PLC	271,743	20,030,177
Eastside Distilling, Inc. (a)(b)	308	314
Keurig Dr. Pepper, Inc.	829,307	28,403,765
MGP Ingredients, Inc. (b)	12,712	986,705
Monster Beverage Corp. (a)	620,096	32,195,384
National Beverage Corp. (a)	55,815	2,578,653
PepsiCo, Inc.	818,961	141,598,357
The Vita Coco Co., Inc. (a)	35,447	1,031,862
Vintage Wine Estates, Inc. (a)(b)	37,368	13,340
Willamette Valley Vineyards, Inc. (a)	1,065	4,260
		242,691,741
Consumer Staples Distribution & Retail - 1.6%
111, Inc. ADR (a)	33,100	39,058
Andersons, Inc.	20,649	1,080,769
Casey's General Stores, Inc.	22,028	7,308,450
Chanson International Holding (a)	5,808	11,326
Chefs' Warehouse Holdings (a)	23,549	928,302
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	197	530
Costco Wholesale Corp.	264,161	213,941,352
Dada Nexus Ltd. ADR (a)	68,790	114,191
Davis Commodities Ltd. (b)	11,987	13,905
Dollar Tree, Inc. (a)	129,642	15,291,274
G Willi-Food International Ltd.	5,646	53,524
Grocery Outlet Holding Corp. (a)	58,036	1,276,212
HF Foods Group, Inc. (a)	38,952	137,501
Ingles Markets, Inc. Class A	8,837	646,338
Maison Solutions, Inc.	9,145	10,151
Mangoceuticals, Inc. (a)(b)	6,771	2,665
Maplebear, Inc. (NASDAQ)	167,225	5,097,018
Meiwu Technology Co. Ltd. (a)(b)	1,200	1,230
PriceSmart, Inc.	18,216	1,532,876
SpartanNash Co.	22,023	432,752
Sprouts Farmers Market LLC (a)	62,788	4,958,996
Village Super Market, Inc. Class A	6,605	200,792
Walgreens Boots Alliance, Inc.	512,589	8,314,194
Webuy Global Ltd. (b)	14,334	3,487
		261,396,893
Food Products - 0.7%
African Agriculture Holdings, Inc. Class A, (a)(b)	17,271	6,611
Alico, Inc.	5,485	146,833
Arcadia Biosciences, Inc. (a)	93	285
Australian Oilseeds Holdings Ltd. (b)	1,443	1,443
Barfresh Food Group, Inc. (a)(b)	3,883	6,562
Beyond Meat, Inc. (a)(b)	36,651	278,181
Blue Star Foods Corp. (a)(b)	1,250	3,125
Borealis Foods, Inc. (a)(b)	8,028	69,121
Bridgford Foods Corp. (a)(b)	3,580	36,158
Cal-Maine Foods, Inc.	27,325	1,685,133
Calavo Growers, Inc.	11,772	317,491
Cresud S.A.C.I.F. y A. sponsored ADR (b)	33,826	334,877
Farmer Brothers Co. (a)	13,797	39,735
Farmmi, Inc. (a)	521	406
Forafric Global PLC (a)(b)	12,774	141,919
Freshpet, Inc. (a)	28,337	3,716,964
J&J Snack Foods Corp.	11,277	1,834,881
John B. Sanfilippo & Son, Inc.	5,270	531,374
Lancaster Colony Corp.	16,217	3,008,254
Lifeway Foods, Inc. (a)	9,959	152,970
Limoneira Co. (b)	11,551	231,251
Mama's Creations, Inc. (a)	37,555	257,627
Mission Produce, Inc. (a)(b)	38,524	456,509
Mondelez International, Inc.	810,232	55,525,199
Moolec Science SA (a)(b)	13,651	16,654
Nuzee, Inc. (a)(b)	12,436	20,271
Oatly Group AB ADR (a)(b)	150,403	163,939
Origin Agritech Ltd. (a)(b)	9,462	49,959
Pilgrim's Pride Corp. (a)	140,917	5,063,148
Pingtan Marine Enterprise Ltd. (a)(b)(c)	62,069	18,621
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	4,623
S&W Seed Co. (a)(b)	18,677	5,883
Sadot Group, Inc. (a)(b)	71,998	21,023
Seneca Foods Corp. Class A (a)	5,752	340,058
Steakholder Foods Ltd. ADR (a)(b)	394	1,741
Stryve Foods, Inc. (a)(b)	1,010	1,798
SunOpta, Inc. (a)	69,033	414,888
TDH Holdings, Inc. (a)	1,828	2,084
The Hain Celestial Group, Inc. (a)	49,592	379,875
The Kraft Heinz Co.	727,861	25,744,444
The Real Good Food Co., Inc. Class A (a)	11,513	5,998
The Simply Good Foods Co. (a)	58,048	2,234,268
Village Farms International, Inc. (a)	72,335	86,079
Vital Farms, Inc. (a)	25,866	1,070,335
Westrock Coffee Holdings (a)(b)	52,127	541,078
Whole Earth Brands, Inc. Class A (a)	25,963	124,882
YanGuFang International Co. Ltd. (a)	7,874	15
		105,094,573
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.)	40,483	1,512,040
Reynolds Consumer Products, Inc.	126,317	3,592,455
WD-40 Co. (b)	7,910	1,777,298
		6,881,793
Personal Care Products - 0.0%
Bruush Oral Care, Inc. (a)	41,323	4,963
DSwiss, Inc. (a)(c)	7,648	0
FitLife Brands, Inc. (a)(b)	1,030	31,611
Flora Growth Corp. (a)(b)	4,049	4,656
Guardion Health Sciences, Inc. (a)(b)	527	5,059
Inter Parfums, Inc.	18,877	2,261,087
LifeVantage Corp.	9,383	71,405
Mannatech, Inc. (b)	1,514	11,522
Natural Alternatives International, Inc. (a)	4,379	28,245
Natural Health Trends Corp.	3,553	24,551
Nature's Sunshine Products, Inc. (a)	13,052	199,957
Oddity Tech Ltd. (b)	26,863	964,650
Olaplex Holdings, Inc. (a)	387,838	690,352
Paranovus Entertainment Techno (a)	306	312
Safety Shot, Inc. (a)(b)	21,368	26,069
Shineco, Inc. (a)(b)	358	716
The Beauty Health Co. Class A, (a)	84,249	186,190
The Honest Co., Inc. (a)	85,048	228,779
United-Guardian, Inc.	2,521	23,496
Upexi, Inc. (a)(b)	13,258	7,365
Veru, Inc. (a)	69,064	69,755
Waldencast PLC (a)(b)	60,199	256,448
		5,097,188
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	3,393	2,988
Ispire Technology, Inc. (a)	31,995	225,885
		228,873
TOTAL CONSUMER STAPLES		621,391,061
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	598,288	20,030,682
Championx Corp.	115,795	3,777,233
DMC Global, Inc. (a)	9,930	128,991
Drilling Tools International Corp. (a)(b)	12,668	78,415
Energy Services of America Corp.	7,589	51,302
ENGlobal Corp. (a)(b)	4,379	7,006
Geospace Technologies Corp. (a)	17,265	170,233
Gulf Island Fabrication, Inc. (a)	18,749	126,743
KLX Energy Services Holdings, Inc. (a)(b)	9,302	47,533
Mammoth Energy Services, Inc. (a)	29,614	109,868
MIND Technology, Inc. (a)(b)	2,872	12,464
NCS Multistage Holdings, Inc. (a)	2,198	39,015
Patterson-UTI Energy, Inc.	245,890	2,709,708
Profire Energy, Inc. (a)	47,414	73,018
ProFrac Holding Corp. Class A (a)(b)	95,567	919,355
Recon Technology Ltd. (a)(b)	840	1,277
Smart Sand, Inc. (a)	22,511	50,650
Weatherford International PLC (a)	42,911	5,163,910
		33,497,403
Oil, Gas & Consumable Fuels - 0.4%
Aemetis, Inc. (a)(b)	23,399	80,727
Alliance Resource Partners LP	75,067	1,849,651
American Resources Corp. (a)(b)	86,855	99,883
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	221,254	6,754,885
Berry Corp.	49,459	344,729
Brooge Energy Ltd. (a)(b)	37,918	36,379
Calumet Specialty Products Partners LP (a)	49,250	801,790
CBL International Ltd. (a)(b)	13,001	12,871
Chesapeake Energy Corp.	77,818	7,075,991
Chord Energy Corp.	24,106	4,469,493
Clean Energy Fuels Corp. (a)	121,128	379,131
Clean Energy Technologies, Inc. (a)	14,924	20,147
Diamondback Energy, Inc.	106,053	21,132,121
Dorchester Minerals LP	23,725	782,688
enCore Energy Corp. (a)	93,347	452,733
Epsilon Energy Ltd.	10,415	55,929
EzFill Holdings, Inc. (a)(b)	3,574	8,721
Gevo, Inc. (a)(b)	109,249	74,694
Golar LNG Ltd.	60,702	1,595,856
Green Plains, Inc. (a)	40,031	687,332
Hallador Energy Co. (a)	23,353	209,476
HighPeak Energy, Inc. (b)	76,587	1,208,543
Imperial Petroleum, Inc. (a)(b)	13,521	55,571
Lightbridge Corp. (a)	12,328	33,286
Marine Petroleum Trust	339	1,448
Martin Midstream Partners LP	33,068	102,841
New Fortress Energy, Inc. Class A (b)	122,148	3,096,452
Nextdecade Corp. (a)(b)	149,848	1,072,912
OPAL Fuels, Inc. Class A (a)(b)	22,558	108,955
Plains All American Pipeline LP	417,260	7,097,593
Plains GP Holdings LP Class A	111,059	2,000,173
PrimeEnergy Corp. (a)	938	106,932
Stabilis Solutions, Inc. (a)(b)	5,194	20,620
StealthGas, Inc. (a)	39,172	332,179
TORM PLC (b)	53,275	1,973,839
U.S. Energy Corp. (b)	15,098	16,759
Uranium Royalty Corp. (a)	55,735	147,698
Verde Clean Fuels, Inc. (a)(b)	3,630	17,243
Vertex Energy, Inc. (a)(b)	53,589	60,556
Viper Energy, Inc.	51,589	1,984,113
		66,362,940
TOTAL ENERGY		99,860,343
FINANCIALS - 3.8%
Banks - 1.1%
1895 Bancorp of Wisconsin, Inc. (a)	3,059	22,331
1st Source Corp.	14,159	728,056
ACNB Corp.	4,877	153,967
Amalgamated Financial Corp.	18,900	477,792
Ameris Bancorp	41,511	2,073,474
Ames National Corp.	6,067	124,374
Arrow Financial Corp.	10,626	266,819
Auburn National Bancorp., Inc.	551	10,089
BancFirst Corp.	19,990	1,722,139
Bancorp, Inc., Delaware (a)	33,404	1,122,040
Bank First National Corp.	6,074	495,881
Bank of Marin Bancorp	11,894	182,930
Bank OZK	67,557	2,829,287
Bank7 Corp.	5,706	172,607
BankFinancial Corp.	14,628	147,889
Bankwell Financial Group, Inc.	4,285	106,011
Banner Corp.	19,924	933,041
BayCom Corp.	5,146	103,846
BayFirst Financial Corp. (b)	952	10,720
BCB Bancorp, Inc.	9,394	93,940
Blue Foundry Bancorp (a)	14,520	133,439
Bogota Financial Corp. (a)(b)	8,810	59,115
BOK Financial Corp.	39,786	3,605,407
Bridgewater Bancshares, Inc. (a)	15,578	175,564
Broadway Financial Corp. (a)	2,096	10,166
Brookline Bancorp, Inc., Delaware	50,034	432,794
Burke & Herbert Financial Services Corp.	10,393	520,689
Business First Bancshares, Inc.	14,370	308,237
BV Financial, Inc. (a)	5,414	60,095
C & F Financial Corp.	2,765	121,494
California Bancorp, Inc. (a)	4,754	104,113
Cambridge Bancorp	4,420	295,875
Camden National Corp.	8,189	265,487
Capital Bancorp, Inc.	7,021	141,473
Capital City Bank Group, Inc.	16,718	454,061
Capitol Federal Financial, Inc.	85,642	442,769
Carter Bankshares, Inc. (a)	17,756	226,389
Carver Bancorp, Inc. (a)	7,032	13,572
Cathay General Bancorp	43,472	1,601,508
CB Financial Services, Inc.	591	13,227
Central Plains Bancshares, Inc. (b)	931	9,282
Chemung Financial Corp.	4,115	178,591
ChoiceOne Financial Services, Inc.	3,917	96,672
Citizens & Northern Corp.	9,234	161,872
Citizens Community Bancorp, Inc.	6,202	72,191
Citizens Financial Services, Inc.	2,538	106,469
City Holding Co.	8,728	892,176
Civista Bancshares, Inc.	12,037	172,490
CNB Financial Corp., Pennsylvania	11,686	226,708
Coastal Financial Corp. of Washington (a)	8,367	370,993
Codorus Valley Bancorp, Inc.	7,465	164,230
Colony Bankcorp, Inc.	7,282	87,967
Columbia Banking Systems, Inc.	123,693	2,384,801
Columbia Financial, Inc. (a)	68,761	997,035
Commerce Bancshares, Inc.	78,516	4,368,630
Community Trust Bancorp, Inc.	10,088	424,806
Community West Bank	11,062	192,147
ConnectOne Bancorp, Inc.	23,646	440,761
CrossFirst Bankshares, Inc. (a)	29,438	385,343
Cullman Bancorp, Inc. (b)	1,550	15,826
CVB Financial Corp.	81,227	1,343,495
Dime Community Bancshares, Inc.	22,773	420,617
Eagle Bancorp Montana, Inc.	3,665	48,561
Eagle Bancorp, Inc.	17,724	319,564
East West Bancorp, Inc.	83,335	6,182,624
Eastern Bankshares, Inc.	102,717	1,407,223
Enterprise Bancorp, Inc.	7,478	188,072
Enterprise Financial Services Corp.	22,406	866,888
Esquire Financial Holdings, Inc.	4,726	216,309
ESSA Bancorp, Inc.	4,633	79,780
Farmers & Merchants Bancorp, Inc.	8,160	180,010
Farmers National Banc Corp.	21,823	266,677
Fidelity D & D Bancorp, Inc.	3,329	153,900
Fifth Third Bancorp	402,886	15,075,994
Financial Institutions, Inc.	9,689	170,623
Finward Bancorp	2,064	50,527
FinWise BanCorp (a)	6,686	69,668
First Bancorp, North Carolina	23,411	738,617
First Bank Hamilton New Jersey	14,532	176,854
First Busey Corp.	31,276	707,150
First Business Finance Services, Inc.	4,740	161,207
First Capital, Inc.	2,233	63,774
First Citizens Bancshares, Inc.	8,026	13,631,599
First Community Bankshares, Inc.	10,669	370,641
First Community Corp. (b)	3,875	64,868
First Financial Bancorp, Ohio	55,952	1,247,730
First Financial Bankshares, Inc. (b)	85,596	2,566,168
First Financial Corp., Indiana	8,773	324,952
First Financial Northwest, Inc.	9,975	211,969
First Guaranty Bancshares, Inc. (b)	8,053	82,382
First Hawaiian, Inc.	74,834	1,521,375
First Internet Bancorp	8,345	245,844
First Interstate Bancsystem, Inc.	63,592	1,687,732
First Merchants Corp.	34,779	1,149,446
First Mid-Illinois Bancshares, Inc.	13,536	429,633
First National Corp.	1,226	19,199
First Northwest Bancorp	7,546	82,025
First of Long Island Corp.	15,039	150,390
First Savings Financial Group, Inc.	2,781	46,359
First U.S. Bancshares, Inc.	3,641	36,701
First United Corp.	3,120	62,525
First Western Financial, Inc. (a)	4,408	74,407
Five Star Bancorp	10,902	249,874
Flushing Financial Corp.	19,436	247,226
FNCB Bancorp, Inc.	5,391	30,729
Franklin Financial Services Corp.	2,442	64,225
FS Bancorp, Inc.	6,150	201,659
Fulton Financial Corp.	96,952	1,632,672
FVCBankcorp, Inc. (a)	9,654	106,194
German American Bancorp, Inc.	17,326	548,368
Great Southern Bancorp, Inc.	7,786	408,687
Greene County Bancorp, Inc.	10,452	328,506
Grupo Financiero Galicia SA sponsored ADR Class B, (b)	30,914	1,108,267
Hancock Whitney Corp.	49,885	2,331,126
Hanmi Financial Corp.	18,233	287,352
Hanover Bancorp, Inc.	1,211	19,933
HarborOne Bancorp, Inc.	36,797	383,057
Hawthorn Bancshares, Inc. (b)	3,385	64,992
HBT Financial, Inc.	20,671	403,085
Heartland Financial U.S.A., Inc.	29,421	1,293,347
Heritage Commerce Corp.	41,991	342,227
Heritage Financial Corp., Washington	21,942	397,808
Hingham Institution for Savings (b)	1,454	248,489
HMN Financial, Inc.	3,382	75,047
Home Bancorp, Inc.	7,434	268,888
Home Federal Bancorp, Inc.	813	9,431
HomeStreet, Inc.	11,829	107,999
HomeTrust Bancshares, Inc.	11,346	313,263
Hope Bancorp, Inc.	65,622	691,000
Horizon Bancorp, Inc. Indiana	24,746	302,396
Huntington Bancshares, Inc.	861,361	11,990,145
Independent Bank Corp.	10,908	273,354
Independent Bank Corp.	26,861	1,364,270
Independent Bank Group, Inc.	23,847	1,097,916
Inter & Co., Inc. Class A	171,237	1,041,121
International Bancshares Corp.	38,617	2,194,604
Investar Holding Corp.	8,715	138,133
John Marshall Bankcorp, Inc.	8,444	145,575
Kearny Financial Corp.	43,102	244,388
Lakeland Financial Corp.	15,387	954,456
Landmark Bancorp, Inc.	3,217	62,635
LCNB Corp.	12,147	171,273
LINKBANCORP, Inc.	15,127	96,662
Macatawa Bank Corp.	20,908	293,966
Magyar Bancorp, Inc.	3,540	38,586
Mainstreet Bancshares, Inc. (b)	4,185	70,727
Mercantile Bank Corp.	10,866	416,276
Meridian Corp.	4,705	48,650
Metrocity Bankshares, Inc.	14,534	358,263
Mid Penn Bancorp, Inc.	9,100	194,740
Middlefield Banc Corp. (b)	3,775	79,653
Midland States Bancorp, Inc.	11,372	258,372
MidWestOne Financial Group, Inc.	11,723	250,989
MVB Financial Corp. (b)	7,160	134,107
National Bankshares, Inc. (b)	4,034	124,086
NB Bancorp, Inc.	14,562	220,177
NBT Bancorp, Inc.	27,144	1,009,214
Northeast Bank	7,547	419,538
Northeast Community Bancorp, Inc.	6,767	115,445
Northfield Bancorp, Inc.	31,683	280,711
Northrim Bancorp, Inc.	5,057	295,379
Northwest Bancshares, Inc.	73,465	804,442
Norwood Financial Corp.	4,828	122,197
Oak Valley Bancorp Oakdale California	5,385	128,271
OceanFirst Financial Corp.	34,256	515,553
Old National Bancorp, Indiana	186,827	3,192,873
Old Point Financial Corp. (b)	2,955	43,793
Old Second Bancorp, Inc.	25,984	375,729
OP Bancorp	7,322	71,756
OptimumBank Holdings, Inc. (a)	3,813	17,159
Orange County Bancorp, Inc.	3,212	157,484
Orrstown Financial Services, Inc.	7,486	195,459
Pacific Premier Bancorp, Inc.	55,843	1,241,948
Parke Bancorp, Inc.	6,166	100,074
Pathward Financial, Inc.	17,376	926,315
Patriot National Bancorp, Inc. (a)	1,781	3,509
PB Bankshares, Inc. (a)(b)	871	11,166
PCB Bancorp	9,838	149,734
Peapack-Gladstone Financial Corp.	10,114	219,474
Penns Woods Bancorp, Inc.	4,912	97,601
Peoples Bancorp of North Carolina	3,497	105,854
Peoples Bancorp, Inc.	19,874	579,327
Peoples Financial Services Corp.	4,449	173,467
Pinnacle Financial Partners, Inc.	45,098	3,585,742
Pioneer Bancorp, Inc. (a)	11,920	119,200
Plumas Bancorp	3,111	108,636
Ponce Financial Group, Inc. (a)	13,052	122,167
Popular, Inc.	42,175	3,753,997
Preferred Bank, Los Angeles	7,822	584,460
Premier Financial Corp.	24,001	473,060
Primis Financial Corp.	16,511	173,200
Princeton Bancorp, Inc.	4,666	142,826
Provident Bancorp, Inc. (a)	14,544	138,604
QCR Holdings, Inc.	9,092	515,244
RBB Bancorp	9,419	173,027
Red River Bancshares, Inc.	3,963	181,743
Republic Bancorp, Inc., Kentucky Class A	10,388	537,995
Richmond Mutual Bancorp., Inc. (b)	3,557	39,661
Riverview Bancorp, Inc.	15,015	64,114
S&T Bancorp, Inc.	26,065	831,734
Sandy Spring Bancorp, Inc.	26,534	621,957
SB Financial Group, Inc.	4,710	64,621
Seacoast Banking Corp., Florida	49,069	1,161,463
Shore Bancshares, Inc.	20,732	234,479
Sierra Bancorp	9,675	203,369
Simmons First National Corp. Class A	79,631	1,383,987
Sound Financial Bancorp, Inc.	1,189	47,168
South Plains Financial, Inc.	9,325	253,174
Southern California Bancorp (a)	11,475	159,732
Southern First Bancshares, Inc. (a)	4,670	128,285
Southern Missouri Bancorp, Inc.	6,368	268,156
Southern States Bancshares, Inc.	5,239	138,991
Southside Bancshares, Inc. (b)	17,065	457,513
SR Bancorp, Inc. (b)	3,490	31,480
Sterling Bancorp, Inc. (a)	28,436	141,611
Stock Yards Bancorp, Inc. (b)	19,408	909,265
Summit State Bank	3,743	34,698
TC Bancshares, Inc. (b)	3,351	45,607
Territorial Bancorp, Inc. (b)	4,189	33,638
Texas Capital Bancshares, Inc. (a)	28,669	1,728,167
TFS Financial Corp.	171,062	2,254,597
The First Bancorp, Inc.	6,787	163,974
Third Coast Bancshares, Inc. (a)	9,897	208,728
Timberland Bancorp, Inc./Washington	5,704	141,174
TowneBank	42,792	1,163,514
Trico Bancshares	19,588	745,911
Triumph Bancorp, Inc. (a)	13,714	1,018,950
Trustco Bank Corp., New York	10,680	296,904
Trustmark Corp.	34,590	1,008,299
UMB Financial Corp.	28,273	2,330,826
Union Bankshares, Inc.	2,643	58,965
United Bankshares, Inc., West Virginia	79,759	2,587,382
United Community Bank, Inc.	69,066	1,772,234
United Security Bancshares, California	4,657	33,810
Unity Bancorp, Inc.	6,284	175,826
Univest Corp. of Pennsylvania	15,852	345,574
USCB Financial Holdings, Inc.	9,283	112,139
Valley National Bancorp	299,036	2,132,127
Veritex Holdings, Inc.	33,332	679,973
VersaBank	5,526	53,657
Virginia National Bankshares C	1,968	57,584
WaFd, Inc.	46,291	1,296,611
Washington Trust Bancorp, Inc.	8,811	231,289
WesBanco, Inc.	35,638	983,609
West Bancorp., Inc.	9,814	169,978
Westamerica Bancorp.	15,600	761,592
Western New England Bancorp, Inc.	19,217	128,946
William Penn Bancorp, Inc. (b)	6,289	75,782
Wintrust Financial Corp.	36,131	3,562,878
WSFS Financial Corp.	38,651	1,702,963
Zions Bancorporation NA	88,340	3,815,405
		181,152,191
Capital Markets - 1.3%
AGM Group Holdings, Inc. Class A, (a)	12,918	12,143
Alti Global, Inc. Class A (a)(b)	37,389	178,346
ARYA Sciences Acquisition Corp. IV Class A (a)	7,609	86,743
B. Riley Financial, Inc. (b)	17,138	410,626
Beneficient Class A (b)	1,435	4,779
BGC Group, Inc. Class A	225,818	1,957,842
Capital Southwest Corp.	11,251	287,801
Carlyle Group LP	214,461	9,213,245
CME Group, Inc.	214,102	43,458,424
Coinbase Global, Inc. (a)	116,579	26,337,528
Coliseum Acquisition Corp. Class A (a)	937	10,251
Compass Digital Acquisition Corp. (a)	2,546	27,548
Crescent Capital BDC, Inc. (b)	12,883	233,698
Diamond Hill Investment Group, Inc.	1,539	230,912
Freedom Holding Corp. (a)(b)	35,579	2,712,543
Futu Holdings Ltd. ADR (a)	57,226	4,299,962
Garden Stage Ltd. (b)	8,800	58,432
GCM Grosvenor, Inc. Class A (b)	24,489	246,114
Golden Arrow Merger Corp. Class A (a)	14,438	158,818
Great Elm Group, Inc. (a)(b)	7,056	12,348
Hamilton Lane, Inc. Class A	22,066	2,769,062
Hennessy Advisors, Inc.	4,729	33,812
Heritage Global, Inc. (a)	28,350	64,638
Highest Performances Holdings, Inc. ADR (a)(b)	12,308	103,018
Horizon Technology Finance Corp.	7,992	92,707
Hywin Holdings Ltd. ADR (a)(b)	6,913	2,433
Inflection Point Acquisition Corp. II Class A	12,173	128,790
Interactive Brokers Group, Inc.	63,135	7,937,332
Investcorp Credit Management BDC, Inc.	16,938	53,693
Kernel Group Holdings, Inc. (a)	14,179	155,969
Logan Ridge Finance Corp. (b)	3,628	81,267
LPL Financial	44,722	12,799,884
Magic Empire Global Ltd. (b)	8,293	4,934
Marex Group PLC (b)	42,299	855,286
MarketAxess Holdings, Inc.	22,502	4,476,323
MarketWise, Inc. Class A	23,374	30,386
MDB Capital Holdings LLC	951	7,846
Morningstar, Inc.	25,283	7,287,825
NASDAQ, Inc.	342,035	20,190,326
New Mountain Finance Corp.	53,270	671,202
Northern Trust Corp.	122,443	10,314,598
Open Lending Corp. (a)	67,141	434,402
Patria Investments Ltd.	31,353	407,589
Perception Capital Corp. III Class A (a)	3,205	34,678
Perella Weinberg Partners Class A	23,081	356,371
PhenixFIN Corp. (b)	762	34,366
Prestige Wealth, Inc. (b)	4,836	4,594
Robinhood Markets, Inc. (a)	454,458	9,498,172
Runway Growth Finance Corp. (b)	18,253	218,671
SEI Investments Co.	76,922	5,208,389
Siebert Financial Corp. (a)(b)	14,080	31,258
Silvercrest Asset Management Group Class A	8,360	127,741
Solowin Holdings (b)	7,878	31,512
StepStone Group, Inc. Class A	36,507	1,567,611
StoneX Group, Inc. (a)	17,667	1,326,262
T. Rowe Price Group, Inc.	132,015	15,555,327
Top Financial Group Ltd. (a)	22,649	56,396
Top KingWin Ltd. (A Shares) (a)	2,225	890
TPG, Inc.	42,609	1,786,169
Tradeweb Markets, Inc. Class A	68,208	7,435,354
Trinity Capital, Inc.	14,443	215,345
Twelve Seas Investment Co. II (a)	11,088	123,853
U.S. Global Investors, Inc. Class A (b)	8,407	21,690
Up Fintech Holdings Ltd. ADR (a)	76,368	324,564
Value Line, Inc.	5,984	226,195
Victory Capital Holdings, Inc.	38,183	1,986,661
Vinci Partners Investments Ltd.	27,294	287,679
Virtu Financial, Inc. Class A	59,093	1,300,046
XP, Inc. Class A	246,078	4,673,021
		211,274,240
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)(b)	8,513	218,784
Consumer Portfolio Services, Inc. (a)(b)	11,397	94,367
Credit Acceptance Corp. (a)	7,409	3,636,559
Encore Capital Group, Inc. (a)(b)	13,454	595,205
EZCORP, Inc. (non-vtg.) Class A (a)(b)	28,924	303,413
FirstCash Holdings, Inc.	26,698	3,148,228
Jiayin Group, Inc. ADR (b)	7,317	47,707
Kaspi.KZ JSC ADR	110,853	14,011,819
Katapult Holdings, Inc. (a)	1,863	32,975
LendingTree, Inc. (a)	9,665	415,498
LexinFintech Holdings Ltd. ADR	76,837	141,380
Medallion Financial Corp. (b)	11,337	94,210
Metalpha Technology Holding Ltd. (a)	6,036	8,752
Mogo, Inc. (a)(b)	7,509	11,339
Navient Corp.	74,042	1,115,813
NerdWallet, Inc. (a)	28,927	403,532
Nicholas Financial, Inc. (a)(b)	5,880	38,632
Oportun Financial Corp. (a)	16,861	56,990
Pintec Technology Holdings Ltd. ADR (a)	4,579	5,174
PRA Group, Inc. (a)	22,468	484,859
Qifu Technology, Inc. ADR	84,307	1,628,811
Senmiao Technology Ltd. (a)(b)	1,673	1,422
SLM Corp.	144,139	3,093,223
SoFi Technologies, Inc. (a)(b)	568,332	3,921,491
Upstart Holdings, Inc. (a)(b)	50,991	1,260,498
World Acceptance Corp. (a)	3,798	488,005
		35,258,686
Financial Services - 0.6%
26 Capital Acquisition Corp. Class A (a)(c)	12,701	0
A SPAC II Acquisition Corp. Class A, (a)	1,314	14,651
A-Mark Precious Metals, Inc. (b)	13,443	510,027
Acacia Research Corp. (a)	57,821	322,641
Acri Capital Acquisition Corp. Class A, (a)	1,136	12,769
Aetherium Acquisition Corp. Class A (a)	2,757	30,437
Affirm Holdings, Inc. Class A, (a)	154,096	4,510,390
Agba Group Holding Ltd. (a)(b)	16,117	52,541
Agriculture & Natural Solutions Acquistion Corp. Class A,	17,782	182,354
AI Transportation Acquisition Corp. (a)	1,515	15,650
Aimei Health Technology Co. Ltd.	2,480	25,594
Alchemy Investments Acquisition Corp. 1 Class A,	4,517	48,196
Alerus Financial Corp. (b)	9,517	184,059
Alpha Star Acquisition Corp. (a)	4,852	55,458
AlphaVest Acquisition Corp. (a)	2,456	27,041
AltEnergy Acquisition Corp. Class A (a)(b)	5,588	63,703
AppTech Payments Corp. (a)(b)	8,070	7,255
APx Acquisition Corp. I Class A, (a)	932	10,765
Armada Acquisition Corp. I (a)	3,747	43,278
Arogo Capital Acquisition Corp. Class A (a)	393	4,292
Atlantic Coastal Acquisition Corp. II Class A, (a)	20,710	222,633
AvidXchange Holdings, Inc. (a)	118,644	1,256,440
Bannix Acquisition Corp. (a)	2,408	26,560
Bellevue Life Sciences Acquisition Corp. (a)	4,318	46,332
Better Home & Finance Holding Class A (a)(b)	206,401	68,112
Bleuacacia Ltd. Class A (a)	49,905	531,488
Blockchain Coinvestors Acquisition Corp. I Class A (a)	6,132	68,402
Blue Ocean Acquisition Corp. Class A (a)	3,343	37,274
Blue World Acquisition Corp. (a)(b)	1,202	13,402
Bowen Acquisition Corp.	2,557	27,002
Broad Capital Acquisition Corp. (a)	1,083	12,249
Bukit Jalil Global Acquisition 1 Ltd.	1,401	14,907
Burtech Acquisition Corp. (a)	1,508	16,814
byNordic Acquisition Corp. (a)	1,547	17,450
Cactus Acquisition Corp. 1 Ltd. (a)	3,647	41,758
Canna-Global Acquisition Corp. (a)	8,321	94,527
Cantaloupe, Inc. (a)	40,019	286,536
Cartesian Growth Corp. II (a)	9,675	108,844
Cartica Acquisition Corp. Class A (a)	1,728	19,250
Cass Information Systems, Inc.	9,021	381,949
CF Acquisition Corp. VII Class A (a)	8,750	96,250
CH Auto, Inc. (b)(c)	2,322	33,657
Chain Bridge I Class A (a)	10,302	115,382
Chenghe Acquisition I Co. (a)	1,962	22,406
Churchill Capital Corp. VII Class A (a)	22,936	246,333
Clean Energy Special Situations Corp. (a)	9,227	109,894
Clean Energy Special Situations Corp. rights (a)(c)	13,177	0
ClimateRock Class A (a)	1,009	11,493
Corner Growth Acquisition Corp. (a)	56,099	656,358
Corner Growth Acquisition Corp. 2 Class A (a)	11,080	132,517
CSLM Acquisition Corp. (a)	947	10,569
Denali Capital Acquisition Corp. Class A (a)	1,616	10,423
DigiAsia Corp. (a)	6,965	58,227
Digital Health Acquisition Corp. (a)	1,431	24,327
Distoken Acquisition Corp. (a)	1,718	18,434
Dlocal Ltd. (a)	95,462	873,477
DP Cap Acquisition Corp. I Class A (a)	13,096	146,544
Embrace Change Acquisition Corp. (a)	1,562	17,541
Enact Holdings, Inc.	94,039	2,887,938
ESH Acquisition Corp. Class A,	2,098	21,861
Euronet Worldwide, Inc. (a)	27,816	3,242,789
Evergreen Corp. (a)	1,001	11,461
ExcelFin Acquisition Corp. Class A (a)	5,852	64,665
Feutune Light Acquisition Corp. Class A (a)	2,313	25,536
Finnovate Acquisition Corp. Class A (a)	9,027	102,637
Fintech Ecosystem Development Corp. Class A (a)	4,440	50,527
FlexShopper, Inc. (a)	15,072	16,579
Flywire Corp. (a)	70,603	1,210,841
Focus Impact Acquisition Corp. Class A (a)	4,454	49,306
Focus Impact BH3 Acquisition Co. (a)	4,180	44,141
Four Leaf Acquisition Corp.	957	10,450
FTAC Emerald Acquisition Corp. (a)	8,616	93,053
Future FinTech Group, Inc. (a)(b)	9,290	7,433
Future Health ESG Corp. (a)(c)	2,679	29,362
Future Health ESG Corp. warrants 12/31/28 (a)(c)	3,358	0
FutureTech II Acquisition Corp. Class A (a)	943	10,420
Global Blockchain Acquisition Corp. (a)	4,366	47,240
Global Lights Acquisition Corp.	1,908	19,605
Global Partner Acquisition Corp. II Class A (a)	17,671	199,329
Global Technology Acquisition Corp. I Class A (a)	10,407	116,454
Globalink Investment, Inc. (a)	1,432	15,938
Golden Star Acquisition Corp.	1,199	12,961
Gores Holdings IX, Inc. (a)	14,147	149,392
Healthcare AI Acquisition Corp. (a)	11,891	133,417
Helix Acquisition Corp. II	10,869	111,407
Hennessy Capital Investment Corp. VI Class A (a)	10,704	112,927
Horizon Space Acquisition I Corp. (a)	2,518	27,622
i3 Verticals, Inc. Class A (a)	11,916	232,124
Inception Growth Acquisition Ltd. (a)	10,120	115,469
Integral Acquisition Corp. 1 (a)	1,019	11,107
International Media Acquisition Corp. (a)	6,803	78,507
International Money Express, Inc. (a)	29,956	624,882
Investcorp Europe Acquisition Corp. I (a)	3,780	42,827
Investcorp India Acquisition Corp. (a)	1,001	11,311
Iron Horse Acquisition Corp.	1,685	16,985
IX Acquisition Corp. Class A (a)(b)	9,209	104,062
Jack Henry & Associates, Inc.	43,095	7,096,885
Kairous Acquisition Corp. Ltd. (a)	1,520	18,164
Keen Vision Acquisition Corp.	7,911	83,501
Lesaka Technologies, Inc. (a)(b)	31,755	141,627
Liberty Resources Acquisition Corp. Class A (a)(c)	2,495	27,570
Maquia Capital Acquisition Corp. Class A (a)(b)	23,541	259,422
Marblegate Acquisition Corp. (a)	13,895	149,371
Marqeta, Inc. Class A (a)	276,757	1,472,347
Mars Acquisition Corp. (a)	2,796	30,057
Merchants Bancorp	24,579	984,389
Metal Sky Star Acquisition Corp. (a)	8,579	97,114
Moringa Acquisition Corp. Class A (a)	5,285	60,513
Mountain & Co. I Acquisition Corp. (a)	4,288	49,698
Mountain Crest Acquisition Corp. V (a)(b)	17,855	192,477
Mr. Cooper Group, Inc. (a)	39,623	3,304,558
Nabors Energy Transition Corp. II Class A	13,246	140,010
New Providence Acquisition Corp. II Class A (a)(b)	4,950	58,856
Newbury Street Acquisition Corp. (a)	6,961	75,666
Newtekone, Inc.	13,878	190,823
NMI Holdings, Inc. Class A (a)	48,402	1,605,978
Nova Vision Acquisition Corp. (a)	150	1,793
Nuvei Corp. (d)	37,066	1,193,525
OCA Acquisition Corp. Class A (a)	4,699	51,924
Onyx Acquisition Co. I Class A (a)	10,724	120,109
Patria Latin American Opportunity Acquisition Corp. (a)	4,648	53,034
Payoneer Global, Inc. (a)	213,456	1,278,601
PayPal Holdings, Inc. (a)	640,052	40,316,875
Paysign, Inc. (a)	29,027	131,492
Plum Acquisition Corp. I Class A (a)	5,279	57,277
Plum Acquisition Corp. III (a)	4,916	53,093
Pono Capital Two, Inc. (a)	1,716	25,912
PowerUp Acquisition Corp. Class A (a)	5,288	59,490
Priority Technology Holdings, Inc. (a)	38,686	176,795
Project Energy Reimagined Acquisition Corp. (a)	4,211	42,994
Quetta Acquisition Corp.	1,145	11,805
Redwoods Acquisition Corp. (a)(b)	3,048	21,001
Relativity Acquisition Corp. Class A (a)(c)	3,558	43,692
Remitly Global, Inc. (a)	109,350	1,421,003
Repay Holdings Corp. (a)	52,937	515,606
RF Acquisition Corp. (a)	2,985	32,716
Roth CH Acquisition V Co. (a)	9,516	104,295
Ryvyl, Inc. (a)(b)	5,794	8,575
Security National Financial Corp. Class A	8,162	65,622
SEP Acquisition Corp. Class A (a)	3,678	34,353
Sezzle, Inc. (b)	3,343	268,042
SHF Holdings, Inc. Class A (a)(b)	12,386	9,042
SK Growth Opportunities Corp. (a)	11,403	126,573
Slam Corp. (a)	13,396	148,562
Spark I Acquisition Corp.	1,161	11,993
Spring Valley Acquisition Corp. II Class A (a)	6,878	76,552
StoneCo Ltd. Class A (a)	173,663	2,403,496
Swiftmerge Acquisition Corp. Class A (a)	2,080	22,589
SWK Holdings Corp. (a)	6,129	105,603
Target Global Acquisition I Corp. (a)	4,146	47,140
Technology & Telecommunication Acquisition Corp. (a)	1,761	20,938
TenX Keane Acquisition Class A (a)	2,332	26,515
The OLB Group, Inc. (a)(b)	198	665
Thunder Bridge Capital Partner IV, Inc. (a)	4,843	51,530
TLGY Acquisition Corp. (a)	992	11,289
TMT Acquisition Corp. Class A	3,391	37,064
Trailblazer Merger Corp. I	966	10,433
Usio, Inc. (a)(b)	12,705	20,074
Valuence Merger Corp. I Class A (a)(b)	1,859	21,267
Vision Sensing Acquisition Corp. Class A (a)	3,183	36,923
Waterstone Financial, Inc.	16,746	202,627
Welsbach Technology Metals Acquisition Corp. (a)(b)	1,791	19,862
Western Acquisition Ventures Corp. (a)	1,125	13,500
WinVest Acquisition Corp. (a)	241	2,692
XBP Europe Holdings, Inc. Class A (a)(b)	15,476	25,226
Yotta Acquisition Corp. (a)	5,156	56,458
Zalatoris II Acquisition Corp. Class A (a)	2,046	22,363
		87,719,053
Insurance - 0.6%
Abacus Life, Inc. Class A, (a)(b)	31,863	363,557
American Coastal Insurance Cor (a)	26,080	307,744
Amerisafe, Inc.	10,881	476,914
Arch Capital Group Ltd. (a)	222,264	22,810,954
Atlantic American Corp.	8,809	14,711
Brighthouse Financial, Inc. (a)	38,115	1,696,499
Cheche Group, Inc. (b)	32,459	38,951
Cincinnati Financial Corp.	94,715	11,136,590
Conifer Holdings, Inc. (a)	3,312	3,478
Donegal Group, Inc. Class A (b)	18,229	241,352
eHealth, Inc. (a)	15,654	92,672
Enstar Group Ltd. (a)	9,479	2,968,254
Erie Indemnity Co. Class A	27,516	9,972,624
Fanhua, Inc. ADR (a)	18,931	60,579
Fundamental Global, Inc. (a)	3,213	3,952
GoHealth, Inc. (a)	5,108	53,481
Goosehead Insurance (a)(b)	14,295	922,028
Greenlight Capital Re, Ltd. (a)	18,903	251,221
Huize Holding Ltd. ADR (a)	8,820	6,791
International General Insurance Holdings Ltd. (b)	27,018	387,708
Investors Title Co.	1,165	214,477
James River Group Holdings Ltd.	24,967	194,992
Kingstone Companies, Inc. (a)	5,340	25,739
Maiden Holdings Ltd. (a)	58,891	125,438
National Western Life Group, Inc. Class A	860	421,830
NI Holdings, Inc. (a)	13,483	208,447
Oxbridge Re Holdings Ltd. (a)	5,511	12,124
Palomar Holdings, Inc. (a)	14,768	1,252,917
Principal Financial Group, Inc.	143,072	11,737,627
Root, Inc. (a)(b)	5,647	287,093
Safety Insurance Group, Inc.	8,823	682,459
Selective Insurance Group, Inc.	35,935	3,507,615
Skyward Specialty Insurance Group, Inc. (a)	22,296	832,087
The Baldwin Insurance Group, Inc. Class A, (a)	38,424	1,294,120
Tian Ruixiang Holdings Ltd. (a)	61	159
Tiptree, Inc.	21,813	381,291
Trupanion, Inc. (a)(b)	25,005	746,899
United Fire Group, Inc.	16,750	372,688
Vericity, Inc. (a)	6,650	75,145
Willis Towers Watson PLC	61,302	15,649,788
		89,832,995
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	400,061	3,836,585
Manhattan Bridge Capital, Inc. (b)	8,746	45,742
New York Mortgage Trust, Inc.	71,130	423,224
Seven Hills Realty Trust	9,467	119,947
		4,425,498
TOTAL FINANCIALS		609,662,663
HEALTH CARE - 6.7%
Biotechnology - 3.8%
2seventy bio, Inc. (a)(b)	27,817	117,666
4D Molecular Therapeutics, Inc. (a)	29,410	704,958
4D Pharma PLC ADR (a)(b)(c)	2,099	3,463
89Bio, Inc. (a)	54,473	430,337
Aadi Bioscience, Inc. (a)	14,902	26,824
Abeona Therapeutics, Inc. (a)(b)	15,253	66,808
Abivax SA ADR (b)	14,389	196,410
Absci Corp. (a)	53,009	223,168
ABVC BioPharma, Inc. (a)(b)	4,991	3,963
AC Immune SA (a)	54,797	254,806
ACADIA Pharmaceuticals, Inc. (a)	97,841	1,477,399
Acelyrin, Inc.	58,099	239,368
Achieve Life Sciences, Inc. (a)(b)	12,621	65,882
Achilles Therapeutics PLC ADR (a)	21,590	20,079
Acrivon Therapeutics, Inc. (a)	12,387	95,628
Acumen Pharmaceuticals, Inc. (a)	32,313	95,000
Acurx Pharmaceuticals, Inc. (a)(b)	11,329	28,436
Adagene, Inc. ADR (a)	10,309	26,082
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	5,763
rights (a)(c)	26,195	1,834
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	117,909	133,237
Adicet Bio, Inc. (a)	21,229	30,782
Aditxt, Inc. (a)(b)	2,863	5,497
ADMA Biologics, Inc. (a)	133,599	1,275,870
Adverum Biotechnologies, Inc. (a)	11,897	94,224
Aerovate Therapeutics, Inc. (a)	16,329	284,941
Aeterna Zentaris, Inc. (a)(b)	914	8,665
Affimed NV (a)(b)	13,594	59,134
Agenus, Inc. (b)	11,592	181,878
Agios Pharmaceuticals, Inc. (a)	32,726	1,189,263
Aileron Therapeutics, Inc. (a)	4,039	12,925
Ainos, Inc. (a)	1,980	1,703
Akari Therapeutics PLC sponsored ADR (a)(b)	1,512	2,722
Akebia Therapeutics, Inc. (a)	131,481	147,259
Akero Therapeutics, Inc. (a)	33,510	630,658
Akouos, Inc. (CVR) (a)(c)	22,594	19,205
Alaunos Therapeutics, Inc. (a)(b)	20,095	21,904
Albireo Pharma, Inc. rights (a)(c)	10,788	0
Aldeyra Therapeutics, Inc. (a)	34,897	134,702
Alector, Inc. (a)	55,088	271,033
Aligos Therapeutics, Inc. Class A, (a)(b)	39,472	23,288
Alkermes PLC (a)(b)	99,244	2,322,310
Allakos, Inc. (a)	51,824	64,780
Allogene Therapeutics, Inc. (a)(b)	95,936	239,840
Allovir, Inc. (a)	63,966	48,288
Alnylam Pharmaceuticals, Inc. (a)	75,145	11,153,772
Alterity Therapeutics Ltd. ADR (a)(b)	1,212	2,266
Altimmune, Inc. (a)(b)	64,125	481,579
Alvotech SA (a)(b)	132,996	1,845,984
ALX Oncology Holdings, Inc. (a)	28,697	305,049
Alzamend Neuro, Inc. (a)(b)	12,705	7,496
Amarin Corp. PLC ADR (a)(b)	223,551	193,372
Amgen, Inc.	319,644	97,763,117
Amicus Therapeutics, Inc. (a)	175,290	1,717,842
AnaptysBio, Inc. (a)	16,195	387,708
Anavex Life Sciences Corp. (a)(b)	53,320	216,479
Anika Therapeutics, Inc. (a)	8,889	228,003
Anixa Biosciences, Inc. (a)	24,102	58,568
Annexon, Inc. (a)	31,339	151,367
Apellis Pharmaceuticals, Inc. (a)	71,986	2,825,451
Apogee Therapeutics, Inc.	28,264	1,289,969
Apollomics, Inc. Class A, (a)(b)	57,224	16,841
Applied Therapeutics, Inc. (a)	54,337	232,562
Aprea Therapeutics, Inc. (a)	2,100	10,017
Aptorum Group Ltd. Class A, (a)	2,413	12,017
Aptose Biosciences, Inc. (a)(b)	2,162	2,108
AquaBounty Technologies, Inc. (a)(b)	1,986	3,476
Arbutus Biopharma Corp. (a)	118,928	399,598
ARCA Biopharma, Inc. (a)(b)	25,116	92,929
Arcellx, Inc. (a)	31,246	1,624,792
Arcturus Therapeutics Holdings, Inc. (a)	16,236	630,119
Arcutis Biotherapeutics, Inc. (a)	56,707	474,071
Ardelyx, Inc. (a)	137,773	945,123
Argenx SE ADR (a)	19,115	7,092,047
ArriVent Biopharma, Inc. (b)	17,785	345,207
Arrowhead Pharmaceuticals, Inc. (a)	73,724	1,691,966
Ars Pharmaceuticals, Inc. (a)(b)	56,544	502,111
Ascendis Pharma A/S sponsored ADR (a)	34,175	4,617,043
Aslan Pharmaceuticals Ltd. ADR (a)(b)	7,968	3,417
Assembly Biosciences, Inc. (a)(b)	2,424	36,724
Astria Therapeutics, Inc. (a)	32,544	308,192
Atara Biotherapeutics, Inc. (a)	70,653	39,629
Atossa Therapeutics, Inc. (a)(b)	78,035	101,446
aTyr Pharma, Inc. (a)	35,657	61,687
Aura Biosciences, Inc. (a)	22,708	166,904
Aurinia Pharmaceuticals, Inc. (a)(b)	83,656	453,416
Autolus Therapeutics PLC ADR (a)(b)	86,256	361,413
Avalo Therapeutics, Inc. (a)(b)	758	8,664
Avid Bioservices, Inc. (a)(b)	34,832	281,791
Avidity Biosciences, Inc. (a)	47,547	1,277,112
Avita Medical, Inc. (a)	15,597	149,887
AVROBIO, Inc. (a)	27,974	41,402
Barinthus Biotherapeutics PLC ADR (a)	11,568	22,442
Beam Therapeutics, Inc. (a)	48,142	1,146,742
BeiGene Ltd. ADR (a)(b)	25,013	3,723,185
Benitec Biopharma, Inc. (a)(b)	696	5,324
BeyondSpring, Inc. (a)(b)	24,368	64,088
Bicycle Therapeutics PLC ADR (a)(b)	21,377	474,356
Bio-Path Holdings, Inc. (a)(b)	755	1,555
bioAffinity Technologies, Inc. (a)(b)	5,309	12,742
BioAtla, Inc. (a)(b)	25,698	38,804
BioCardia, Inc. (a)(b)	2,162	9,988
BioCryst Pharmaceuticals, Inc. (a)	119,151	769,715
Biodexa Pharmaceuticals PLC ADR (a)(b)	1,957	1,887
Biogen, Inc. (a)	86,606	19,481,154
BioLine RX Ltd. sponsored ADR (a)(b)	39,993	29,819
BioMarin Pharmaceutical, Inc. (a)	112,510	8,446,126
Biomea Fusion, Inc. (a)(b)	23,592	248,188
BioNTech SE ADR (a)	57,683	5,802,910
Biora Therapeutics, Inc. (a)(b)	17,248	11,035
BioRestorative Therapies, Inc. (a)(b)	3,862	4,828
BioVie, Inc. (a)	22,798	10,384
BioXcel Therapeutics, Inc. (a)(b)	20,250	36,653
Black Diamond Therapeutics, Inc. (a)	27,314	130,561
bluebird bio, Inc. (a)(b)	108,098	97,656
Blueprint Medicines Corp. (a)	36,407	3,843,123
Bolt Biotherapeutics, Inc. (a)	25,402	19,222
BrainStorm Cell Therpeutic, Inc. (a)	23,733	11,548
BriaCell Therapeutics Corp. (a)(b)	7,229	12,289
Briapro Therapeutics Corp. (c)	7,229	0
BridgeBio Pharma, Inc. (a)	104,413	2,924,608
Burning Rock Biotech Ltd. ADR (a)(b)	2,560	19,789
C4 Therapeutics, Inc. (a)(b)	27,922	139,610
Cabaletta Bio, Inc. (a)	25,238	257,175
Candel Therapeutics, Inc. (a)(b)	13,241	117,845
Capricor Therapeutics, Inc. (a)(b)	21,871	124,227
Cardiff Oncology, Inc. (a)(b)	26,337	83,752
Cardio Diagnostics Holdings, Inc. (a)(b)	11,944	8,274
CareDx, Inc. (a)	31,860	414,499
Cargo Therapeutics, Inc. (b)	24,049	456,931
Caribou Biosciences, Inc. (a)	51,196	147,444
Carisma Therapeutics, Inc. (a)(b)	25,736	34,229
Carisma Therapeutics, Inc. rights (a)(c)	92,579	1
Carmell Therapeutics Corp. Class A (a)	1,017	2,532
Cartesian Therapeutics, Inc. (b)	3,892	135,130
Cartesian Therapeutics, Inc. rights (a)(b)(c)	116,771	16,348
CASI Pharmaceuticals Holdings, Inc. (a)(b)	22,221	85,995
Catalyst Pharmaceutical Partners, Inc. (a)	63,159	1,021,281
Celcuity, Inc. (a)	13,984	220,947
Celldex Therapeutics, Inc. (a)	32,303	1,075,690
Cellectar Biosciences, Inc. (a)(b)	16,513	51,025
Cellectis SA sponsored ADR (a)(b)	10,776	29,203
Celularity, Inc. Class A (a)(b)	13,083	40,688
Centessa Pharmaceuticals PLC ADR (a)	33,539	289,442
Century Therapeutics, Inc. (a)(b)	35,372	105,055
Cerevel Therapeutics Holdings (a)	108,207	4,408,353
CERo Therapeutics Holdings, Inc. (a)(b)	10,588	9,847
Cervomed, Inc. (a)(b)	3,303	62,559
CG Oncology, Inc.	32,839	1,069,895
Checkpoint Therapeutics, Inc. (a)(b)	11,705	22,240
Chemomab Therapeutics Ltd. ADR (a)	11,737	12,559
Chimerix, Inc. (a)(b)	65,226	63,061
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cibus, Inc. (a)	11,275	163,037
Cidara Therapeutics, Inc. (a)(b)	3,323	42,169
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	0
Clene, Inc. (a)(b)	60,753	19,988
Codiak Biosciences, Inc. (a)(c)	21,826	0
Coeptis Therapeutics Holdings (a)	8,692	2,350
Cogent Biosciences, Inc. (a)	61,772	494,794
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
Coherus BioSciences, Inc. (a)(b)	63,798	116,112
Collplant Biotechnologies Ltd. (a)	5,925	33,180
Compass Pathways PLC ADR (a)(b)	16,199	119,549
Compass Therapeutics, Inc. (a)	76,586	107,986
Compugen Ltd. (a)(b)	50,395	109,357
Concert Pharmaceuticals, Inc. rights (a)(c)	24,247	0
Connect Biopharma Holdings Ltd. ADR (a)(b)	27,961	47,813
Corbus Pharmaceuticals Holdings, Inc. (a)	5,855	250,594
Corvus Pharmaceuticals, Inc. (a)(b)	47,461	102,516
Coya Therapeutics, Inc. (a)(b)	5,340	40,691
Crinetics Pharmaceuticals, Inc. (a)	41,082	1,824,452
CRISPR Therapeutics AG (a)(b)	47,689	2,562,807
Cue Biopharma, Inc. (a)(b)	29,250	47,678
Cullinan Oncology, Inc. (a)	24,800	582,800
CureVac NV (a)(b)	135,726	527,974
Curis, Inc. (a)(b)	3,644	37,752
Cyclacel Pharmaceuticals, Inc. (a)(b)	709	1,872
Cyclerion Therapeutics, Inc. (a)	2,508	6,696
Cyclo Therapeutics, Inc. (a)(b)	13,730	17,574
Cytokinetics, Inc. (a)(b)	61,149	2,966,338
CytoMed Therapeutics Pte Ltd. (a)(b)	4,854	9,805
CytomX Therapeutics, Inc. (a)(b)	35,676	60,649
Day One Biopharmaceuticals, Inc. (a)	51,311	680,897
DBV Technologies SA sponsored ADR (a)(b)	38,779	21,716
Deciphera Pharmaceuticals, Inc. (a)	48,826	1,247,016
Denali Therapeutics, Inc. (a)	83,055	1,541,501
Dermata Therapeutics, Inc. (a)	66	251
DermTech, Inc. (a)(b)	15,538	4,901
Design Therapeutics, Inc. (a)	30,666	124,197
DiaMedica Therapeutics, Inc. (a)	42,740	123,946
Dianthus Therapeutics, Inc. (a)(b)	17,388	375,755
Dianthus Therapeutics, Inc. rights (a)(c)	44,600	0
Disc Medicine, Inc. (a)	14,409	489,186
Disc Medicine, Inc. rights (a)(c)	10,484	0
Dominari Holdings, Inc. (a)(b)	4,540	10,033
Dyadic International, Inc. (a)	48,866	106,528
Dynavax Technologies Corp. (a)(b)	76,001	911,252
Dyne Therapeutics, Inc. (a)	48,064	1,532,280
Eagle Pharmaceuticals, Inc. (a)(b)	7,885	27,361
Edesa Biotech, Inc. (a)	2,825	12,232
Editas Medicine, Inc. (a)(b)	70,869	368,519
Effector Therapeutics, Inc. Class A (a)(b)	1,658	2,653
Eledon Pharmaceuticals, Inc. (a)	10,482	28,826
Elevation Oncology, Inc. (a)(b)	28,547	114,759
Elicio Therapeutics, Inc. (a)(b)	3,367	26,599
Eliem Therapeutics, Inc. (a)(b)	14,651	112,959
Elutia, Inc. (a)(b)	6,170	20,053
Enanta Pharmaceuticals, Inc. (a)	11,608	144,752
enGene Holdings, Inc. (b)	16,126	141,748
Enlivex Therapeutics Ltd. (a)(b)	10,420	14,171
Entera Bio Ltd. (a)(b)	17,597	39,593
Entrada Therapeutics, Inc. (a)	20,746	320,941
Equillium, Inc. (a)(b)	18,701	28,052
Erasca, Inc. (a)	85,238	214,800
Essa Pharma, Inc. (a)(b)	26,858	181,292
Estrella Immunopharma, Inc. (a)(b)	1,582	1,498
Eterna Therapeutics, Inc. (a)	1,165	2,214
Evaxion Biotech A/S ADR (a)(b)	242	886
Evogene Ltd. (a)	59,007	43,665
Exact Sciences Corp. (a)	107,557	4,888,466
Exagen, Inc. (a)	8,533	16,639
Exelixis, Inc. (a)	186,212	4,038,938
Exicure, Inc. (a)(b)	2,041	907
Exscientia Ltd. ADR (a)(b)	26,738	141,711
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	62,224	228,984
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	132,257
FibroBiologics, Inc. (b)	10,989	133,846
FibroGen, Inc. (a)	87,203	104,644
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)	25,990	151,522
Fortress Biotech, Inc. (a)(b)	8,115	14,932
Fresh2 Group Ltd. sponsored ADR (a)	3,401	1,245
Fusion Pharmaceuticals, Inc. (a)	41,907	901,839
G1 Therapeutics, Inc. (a)(b)	27,957	92,258
Gain Therapeutics, Inc. (a)	10,062	25,658
Galapagos NV sponsored ADR (a)	12,090	336,344
Galectin Therapeutics, Inc. (a)(b)	67,748	184,275
Galecto, Inc. (a)	11,725	7,129
Galera Therapeutics, Inc. (a)(b)	88,915	19,126
Galmed Pharmaceuticals Ltd. (a)	1,813	671
Genelux Corp. (a)	16,033	43,449
Generation Bio Co. (a)	37,567	119,463
Genfit ADR (a)(b)	3,215	16,654
Genmab A/S ADR (a)	27,016	761,851
Genprex, Inc. (a)(b)	879	2,734
GeoVax Labs, Inc. (a)(b)	410	746
Geron Corp. (a)	326,453	1,158,908
Gilead Sciences, Inc.	743,150	47,762,251
GlycoMimetics, Inc. (a)(b)	34,225	9,275
Gossamer Bio, Inc. (a)	131,307	77,471
Greenwich Lifesciences, Inc. (a)(b)	7,220	107,073
Grifols SA ADR (a)	70,799	506,921
Gritstone Bio, Inc. (a)(b)	54,463	42,138
Gt Biopharma, Inc. (a)(b)	1,022	3,833
Gyre Therapeutics, Inc. (a)(b)	39,513	448,868
Gyre Therapeutics, Inc. rights (a)(c)	25,124	0
Halozyme Therapeutics, Inc. (a)	78,520	3,477,651
HCW Biologics, Inc. (a)	23,272	25,366
Heron Therapeutics, Inc. (a)(b)	87,973	325,500
HilleVax, Inc. (a)	29,386	356,746
Hookipa Pharma, Inc. (a)	36,883	29,285
Humacyte, Inc. Class A (a)(b)	62,178	465,091
I-Mab ADR (a)(b)	34,347	57,016
Ideaya Biosciences, Inc. (a)	43,841	1,602,389
IGM Biosciences, Inc. (a)(b)	20,964	174,630
Immatics NV (a)	47,124	519,778
Immix Biopharma, Inc. (a)	13,727	28,964
Immucell Corp. (a)	2,008	8,534
Immuneering Corp. (a)	18,326	25,473
Immunic, Inc. (a)	56,409	69,947
ImmunityBio, Inc. (a)(b)	397,931	2,554,717
Immunocore Holdings PLC ADR (a)(b)	20,458	1,002,033
Immunome, Inc. (a)	33,456	499,833
Immunovant, Inc. (a)	86,278	2,190,598
Immutep Ltd. ADR (a)(b)	18,722	55,792
Imunon, Inc. (a)	4,368	6,290
In8bio, Inc. (a)	16,760	19,944
Incyte Corp. (a)	133,973	7,742,300
Indaptus Therapeutics, Inc. (a)(b)	14,123	33,472
InflaRx NV (a)(b)	36,236	51,817
Inhibikase Therapeutics, Inc. (a)(b)	3,272	6,020
Inmune Bio, Inc. (a)(b)	10,829	102,334
Inovio Pharmaceuticals, Inc. (a)(b)	13,128	132,987
Inozyme Pharma, Inc. (a)	38,459	185,372
Insmed, Inc. (a)	87,721	4,829,041
Instil Bio, Inc. (a)	2,399	25,645
Intellia Therapeutics, Inc. (a)	57,448	1,228,238
Intensity Therapeutics, Inc. (b)	6,917	34,377
Inventiva SA ADR (a)	4,695	17,231
Invivyd, Inc. (a)	65,809	121,089
IO Biotech, Inc. (a)	33,307	39,635
Ionis Pharmaceuticals, Inc. (a)	86,656	3,255,666
Iovance Biotherapeutics, Inc. (a)(b)	166,053	1,474,551
Ironwood Pharmaceuticals, Inc. Class A (a)	96,141	605,688
iTeos Therapeutics, Inc. (a)	21,888	366,405
Janux Therapeutics, Inc. (a)	30,103	1,610,511
Jasper Therapeutics, Inc. (a)	9,659	250,748
Kala Bio, Inc. (a)	1,482	9,959
Kalvista Pharmaceuticals, Inc. (a)(b)	36,836	429,876
Kamada Ltd. (a)(b)	25,878	135,342
Karyopharm Therapeutics, Inc. (a)	79,537	77,079
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	4,948	1,286
Keros Therapeutics, Inc. (a)	21,338	1,000,112
Kezar Life Sciences, Inc. (a)	32,480	22,541
Kineta, Inc. (a)(b)	3,022	1,404
Kineta, Inc. rights (a)(c)	39,785	0
Kiniksa Pharmaceuticals Ltd. (a)(b)	23,311	443,142
Kinnate Biopharma, Inc. rights (a)(c)	26,452	0
Kintara Therapeutics, Inc. (a)(b)	30,458	9,454
Kodiak Sciences, Inc. (a)	30,219	96,096
Korro Bio, Inc. (a)(b)	5,246	269,120
Korro Bio, Inc. rights (a)(c)	14,063	0
Kronos Bio, Inc. (a)	30,347	23,974
Krystal Biotech, Inc. (a)	16,807	2,689,960
Kura Oncology, Inc. (a)	44,818	923,699
Kymera Therapeutics, Inc. (a)	36,404	1,168,932
Kyverna Therapeutics, Inc. (b)	24,140	302,474
LakeShore Biopharma Co. Ltd. (a)	13,608	11,363
Lantern Pharma, Inc. (a)(b)	6,838	41,507
Larimar Therapeutics, Inc. (a)	29,412	235,296
LAVA Therapeutics NV (a)(b)	11,124	25,140
Leap Therapeutics, Inc. (a)(b)	15,519	37,711
Legend Biotech Corp. ADR (a)	47,420	1,897,274
Lenz Therapeutics, Inc. (b)	4,954	75,747
Lexeo Therapeutics, Inc.	15,304	254,506
Lexicon Pharmaceuticals, Inc. (a)(b)	148,331	252,163
Lisata Therapeutics, Inc. (a)	2,010	5,909
Lixte Biotechnology Holdings, Inc. (a)(b)	2,579	5,880
Longeveron, Inc. (a)(b)	500	550
Lumos Pharma, Inc. (a)(b)	10,037	22,583
Lyell Immunopharma, Inc. (a)(b)	152,875	423,464
Macrogenics, Inc. (a)	36,272	148,352
Madrigal Pharmaceuticals, Inc. (a)(b)	11,862	2,801,330
Mainz Biomed NV (a)(b)	15,189	13,202
MannKind Corp. (a)	158,220	738,887
Marker Therapeutics, Inc. (a)(b)	5,272	20,403
MDxHealth SA (a)(b)	5,263	14,473
MediciNova, Inc. (a)(b)	25,966	35,314
Medipacific, Inc. rights (a)(c)	30,249	0
MEI Pharma, Inc.	3,186	9,112
MeiraGTx Holdings PLC (a)	38,759	189,919
Mereo Biopharma Group PLC ADR (a)(b)	96,630	333,374
Mersana Therapeutics, Inc. (a)	71,488	166,567
Merus BV (a)	34,243	1,823,097
Mesoblast Ltd. sponsored ADR (a)(b)	9,269	68,961
Metagenomi, Inc. (b)	21,951	140,047
MiMedx Group, Inc. (a)	67,985	486,093
Mineralys Therapeutics, Inc. (a)	26,099	333,284
Minerva Neurosciences, Inc. (a)	6,000	15,300
MiNK Therapeutics, Inc. (a)(b)	19,029	18,458
Mirum Pharmaceuticals, Inc. (a)(b)	28,013	673,152
Moderna, Inc. (a)	228,015	32,503,538
Molecular Partners AG ADR (a)(b)	1,070	4,023
Molecular Templates, Inc. (a)(b)	3,477	4,242
Moleculin Biotech, Inc. (a)	1,039	4,956
Monopar Therapeutics, Inc. (a)(b)	13,453	8,221
Monte Rosa Therapeutics, Inc. (a)	29,099	119,888
Moonlake Immunotherapeutics Class A (a)	35,558	1,445,788
Morphic Holding, Inc. (a)	29,823	905,725
Mural Oncology PLC	9,480	31,853
Mustang Bio, Inc. (a)(b)	3,059	615
Myriad Genetics, Inc. (a)	53,471	1,217,000
Nanobiotix SA ADR (a)(b)	5,809	40,895
Natera, Inc. (a)	71,667	7,634,686
Neubase Therapeutics, Inc. (a)(c)	985	362
Neurobo Pharmaceuticals, Inc. (a)	113	431
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	59,255	8,023,720
Neurogene, Inc. (a)(b)	7,459	280,458
Neurogene, Inc. rights (a)(c)	4,505	0
NeuroSense Therapeutics Ltd. (a)(b)	11,963	12,920
NewAmsterdam Pharma Co. NV (a)	52,185	978,469
Neximmune, Inc. (a)(b)	477	1,460
NextCure, Inc. (a)	15,140	23,316
Nkarta, Inc. (a)	31,469	213,675
NKGen Biotech, Inc. (a)(b)	10,882	18,173
Notable Labs, Inc. (a)(b)	1,153	1,153
Novavax, Inc. (a)(b)	83,759	1,258,898
NuCana PLC ADR (a)(b)	751	2,711
Nurix Therapeutics, Inc. (a)	35,104	552,888
Nuvalent, Inc. Class A (a)	34,604	2,270,714
Nuvectis Pharma, Inc. (a)(b)	10,226	69,230
Ocean Biomedical, Inc. Class A (a)(b)	34,144	50,192
Ocugen, Inc. (a)(b)	446,243	772,000
OKYO Pharma Ltd. (a)	12,090	17,893
Olema Pharmaceuticals, Inc. (a)(b)	32,913	318,598
Omega Therapeutics, Inc. (a)(b)	31,631	62,629
Omniab, Inc. (a)(c)	3,424	14,278
Omniab, Inc. (a)(c)	3,424	13,354
OncoCyte Corp. (a)(b)	3,392	9,294
Oncolytics Biotech, Inc. (a)(b)	41,942	44,878
Onconetix, Inc. (a)(b)	3,818	788
Oncternal Therapeutics, Inc. (a)(b)	1,427	13,143
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	130	398
Opthea Ltd. ADR (a)	5,049	14,339
Organogenesis Holdings, Inc. Class A (a)	77,438	212,955
Organovo Holdings, Inc. (a)(b)	6,946	6,829
Orgenesis, Inc. (a)(b)	14,931	7,688
ORIC Pharmaceuticals, Inc. (a)	39,045	351,015
Outlook Therapeutics, Inc. (a)(b)	8,374	59,204
Ovid Therapeutics, Inc. (a)	42,215	129,178
Oyster Point Pharma, Inc. rights (a)(c)	14,178	0
Passage Bio, Inc. (a)	26,084	29,736
PDS Biotechnology Corp. (a)(b)	17,716	52,794
PepGen, Inc. (a)	16,036	261,868
PharmaCyte Biotech, Inc. (a)(b)	26,211	51,374
Pharming Group NV ADR (a)(b)	2,093	18,837
Phio Pharmaceuticals Corp. (a)	2,856	2,085
Pieris Pharmaceuticals, Inc. (a)	282	2,862
Pluri, Inc. (a)(b)	3,147	19,354
Plus Therapeutics, Inc. (a)(b)	8,899	19,667
PMV Pharmaceuticals, Inc. (a)	27,975	50,915
Portage Biotech, Inc. (a)	9,081	4,349
Poseida Therapeutics, Inc. (a)	58,642	175,340
Praxis Precision Medicines, Inc. (a)	8,733	414,468
Precigen, Inc. (a)	148,608	208,051
Precision BioSciences, Inc. (a)	1,940	25,026
Prelude Therapeutics, Inc. (a)	34,715	133,653
Prime Medicine, Inc. (a)(b)	70,472	456,659
ProKidney Corp. Class A (a)(b)	40,355	140,435
ProMIS Neurosciences, Inc. (a)(b)	8,622	15,089
ProQR Therapeutics BV (a)	46,671	91,008
Protagenic Therapeutics, Inc. (a)	5,007	6,609
Protagonist Therapeutics, Inc. (a)	39,372	1,108,322
Protara Therapeutics, Inc. (a)(b)	4,389	12,333
Prothena Corp. PLC (a)	32,938	685,440
Psyence Biomedical Ltd. (b)	10,488	7,866
PTC Therapeutics, Inc. (a)	45,672	1,660,634
Puma Biotechnology, Inc. (a)	25,266	97,274
PureTech Health PLC ADR (a)(b)	566	17,716
Pyxis Oncology, Inc. (a)(b)	27,361	102,330
Q32 Bio, Inc. (a)(b)	1,630	41,565
Q32 Bio, Inc. rights (a)(c)	29,351	0
Qualigen Therapeutics, Inc. (a)(b)	4,888	1,320
Quince Therapeutics, Inc. (a)(b)	15,115	12,545
Quoin Pharmaceuticals Ltd. rights (a)(c)	3,438,400	34
Radius Health, Inc. (a)(c)	26,855	0
Rallybio Corp. (a)(b)	26,280	43,888
RAPT Therapeutics, Inc. (a)	19,960	80,040
Recursion Pharmaceuticals, Inc. Class A (a)(b)	135,014	1,117,916
Regeneron Pharmaceuticals, Inc. (a)	64,400	63,122,304
Regeneron Pharmaceuticals, Inc. rights (a)(c)	16,049	0
REGENXBIO, Inc. (a)	26,463	379,744
Regulus Therapeutics, Inc. (a)	9,205	21,079
Relay Therapeutics, Inc. (a)	79,000	506,390
Reneo Pharmaceuticals, Inc. (a)(b)	22,988	38,160
Renovaro, Inc. (a)	77,025	114,767
RenovoRx, Inc. (a)(b)	3,794	4,401
Repare Therapeutics, Inc. (a)(b)	26,544	92,373
Repligen Corp. (a)	33,118	4,937,563
Replimune Group, Inc. (a)	35,292	185,989
Revolution Medicines, Inc. (a)	98,128	3,761,246
Rezolute, Inc. (a)	15,487	62,413
Rhythm Pharmaceuticals, Inc. (a)	35,591	1,269,887
Rigel Pharmaceuticals, Inc. (a)	96,903	94,752
Rocket Pharmaceuticals, Inc. (a)	53,599	1,142,731
Roivant Sciences Ltd. (a)	478,452	4,956,763
S.A.B. Biotherapeutics, Inc. (a)	1,467	3,873
Sage Therapeutics, Inc. (a)	35,207	391,150
Sagimet Biosciences, Inc. (b)	12,774	68,085
Salarius Pharmaceuticals, Inc. (a)	1,402	649
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	1
Sana Biotechnology, Inc. (a)(b)	130,806	981,045
Sangamo Therapeutics, Inc. (a)	109,965	62,064
Sarepta Therapeutics, Inc. (a)	56,021	7,274,887
Savara, Inc. (a)	87,624	358,382
Scholar Rock Holding Corp. (a)	42,153	395,817
Scinai Immunotherapeutics Ltd. ADR (a)(b)	137	512
Sellas Life Sciences Group, Inc. (a)(b)	22,014	31,040
Sensei Biotherapeutics, Inc. (a)(b)	16,931	12,522
Senti Biosciences, Inc. (a)(b)	28,123	8,437
Sera Prognostics, Inc. (a)	17,687	159,183
Seres Therapeutics, Inc. (a)(b)	89,776	89,776
Shattuck Labs, Inc. (a)	27,628	203,895
Shuttle Pharmaceuticals Holding, Inc. (a)	4,926	2,616
Sigilon Therapeutics, Inc. rights (a)(c)	1,064	8,438
Silence Therapeutics PLC ADR (a)	22,427	470,743
Sinovac Biotech Ltd. (a)(c)	27,717	89,665
Soleno Therapeutics, Inc. (a)(b)	18,115	762,279
Solid Biosciences, Inc. (a)(b)	21,965	181,431
Soligenix, Inc. (a)	3,602	1,135
Spectrum Pharmaceuticals, Inc. rights (a)(c)	111,379	1
Spero Therapeutics, Inc. (a)	23,675	33,619
SpringWorks Therapeutics, Inc. (a)	43,883	1,819,389
Spruce Biosciences, Inc. (a)(b)	22,117	16,391
Spyre Therapeutics, Inc. (a)	21,381	747,266
Spyre Therapeutics, Inc. rights (a)(c)	34,317	0
Stoke Therapeutics, Inc. (a)	30,371	444,024
Summit Therapeutics, Inc. (a)(b)	417,100	3,622,514
Sunshine Biopharma, Inc. (a)(b)	202	127
Surface Oncology, Inc. rights (a)(c)	23,135	0
Surrozen, Inc. (a)(b)	1,130	12,667
Sutro Biopharma, Inc. (a)	41,361	174,750
Synaptogenix, Inc. (a)(b)	200	890
Syndax Pharmaceuticals, Inc. (a)	50,461	972,383
Synlogic, Inc. (a)	4,776	7,451
Syros Pharmaceuticals, Inc. (a)(b)	14,022	71,512
T2 Biosystems, Inc. (a)(b)	1,983	10,193
Tango Therapeutics, Inc. (a)	61,892	428,293
Taysha Gene Therapies, Inc. (a)	109,633	376,041
Tempest Therapeutics, Inc. (a)(b)	11,414	37,894
Tenax Therapeutics, Inc. (a)	384	1,329
Tenaya Therapeutics, Inc. (a)	44,481	187,265
Tevogen Bio Holdings, Inc. Class A (a)(b)	9,463	7,641
TG Therapeutics, Inc. (a)	90,115	1,468,875
Theratechnologies, Inc. (a)(b)	25,681	32,615
Tiziana Life Sciences Ltd. (a)	55,884	55,878
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)(b)	2,448	399
Tourmaline Bio, Inc.	15,074	207,569
TRACON Pharmaceuticals, Inc. (a)(b)	3,666	4,692
TransCode Therapeutics, Inc. (a)(b)	1,095	1,944
Travere Therapeutics, Inc. (a)	45,850	340,207
Trevena, Inc. (a)(b)	7,457	2,908
TriSalus Life Sciences, Inc. Class A (a)	17,239	123,431
TScan Therapeutics, Inc. (a)(b)	27,303	233,441
Turnstone Biologics Corp.	13,738	35,856
Twist Bioscience Corp. (a)	33,908	1,420,745
Tyra Biosciences, Inc. (a)	26,217	425,240
Ultragenyx Pharmaceutical, Inc. (a)	49,076	1,969,911
Unicycive Therapeutics, Inc. (a)(b)	26,109	22,976
uniQure B.V. (a)	26,841	132,863
United Therapeutics Corp. (a)	28,061	7,720,423
United Therapeutics Corp. rights (a)(c)	19,958	0
UNITY Biotechnology, Inc. (a)	7,705	11,943
UroGen Pharma Ltd. (a)(b)	19,633	261,119
Vaccinex, Inc. (a)	188	1,275
Valneva SE ADR (a)(b)	359	3,231
Vanda Pharmaceuticals, Inc. (a)	35,063	179,172
Vaxart, Inc. (a)(b)	167,528	136,535
Vaxcyte, Inc. (a)	64,354	4,522,156
VBI Vaccines, Inc. (a)	9,359	5,732
Vera Therapeutics, Inc. (a)	30,966	1,176,398
Veracyte, Inc. (a)	44,293	919,080
Verastem, Inc. (a)(b)	14,187	56,181
Vericel Corp. (a)	28,395	1,354,442
Vertex Pharmaceuticals, Inc. (a)	154,101	70,168,349
Verve Therapeutics, Inc. (a)(b)	50,053	259,775
Vigil Neuroscience, Inc. (a)	24,515	77,958
Viking Therapeutics, Inc. (a)	61,432	3,824,756
Vincerx Pharma, Inc. (a)	11,945	7,537
Vir Biotechnology, Inc. (a)	81,376	835,732
Viracta Therapeutics, Inc. (a)	25,757	18,030
Viridian Therapeutics, Inc. (a)	36,469	435,805
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	22,023	4,739
VistaGen Therapeutics, Inc. (a)	15,852	61,189
Vor Biopharma, Inc. (a)(b)	41,263	55,705
Voyager Therapeutics, Inc. (a)	29,804	250,354
vTv Therapeutics, Inc. Class A (a)(b)	1,119	26,106
Werewolf Therapeutics, Inc. (a)	21,598	111,662
X4 Pharmaceuticals, Inc. (a)	89,336	90,229
Xbiotech, Inc. (a)(b)	16,960	122,960
Xencor, Inc. (a)	35,152	835,212
Xenetic Biosciences, Inc. (a)(b)	2,070	8,073
Xenon Pharmaceuticals, Inc. (a)	44,701	1,701,767
Xilio Therapeutics, Inc. (a)(b)	15,714	16,971
XOMA Corp. (a)(b)	7,259	187,210
XTL Biopharmaceuticals Ltd. ADR (a)(b)	8,903	23,148
Y-mAbs Therapeutics, Inc. (a)	25,146	304,267
Zai Lab Ltd. ADR (a)(b)	35,050	623,189
Zentalis Pharmaceuticals, Inc. (a)	42,443	504,223
Zura Bio Ltd. Class A (a)	28,536	149,814
Zymeworks, Inc. (a)	40,071	339,802
		618,124,126
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (a)(c)	25,491	49,962
Accelerate Diagnostics, Inc. (a)(b)	8,348	9,934
Accuray, Inc. (a)	54,348	96,196
Aethlon Medical, Inc. (a)(b)	3,199	1,398
Align Technology, Inc. (a)	45,546	11,714,887
Alpha Tau Medical Ltd. Class A (a)(b)	35,716	89,647
Alphatec Holdings, Inc. (a)	80,644	783,053
Angiodynamics, Inc. (a)	20,081	126,711
Apyx Medical Corp. (a)(b)	20,572	33,944
Aspira Women's Health, Inc. (a)(b)	4,278	10,567
Atricure, Inc. (a)	27,846	627,649
Atrion Corp.	1,094	503,514
Autonomix Medical, Inc. (b)	6,949	15,844
Avinger, Inc. (a)(b)	205	440
AxoGen, Inc. (a)	23,937	163,490
Axonics, Inc. (a)	30,009	2,013,304
Beyond Air, Inc. (a)(b)	24,913	31,889
Biomerica, Inc. (a)	5,860	3,402
BioSig Technologies, Inc. (a)	3,895	7,829
Bioventus, Inc. (a)	38,014	254,314
BrainsWay Ltd. ADR (a)	3,457	21,745
Cerus Corp. (a)	105,509	188,861
Check Capital Ltd. (a)(b)	2,932	6,392
ClearPoint Neuro, Inc. (a)(b)	13,370	72,599
Co.-Diagnostics, Inc. (a)	17,214	18,075
Cue Health, Inc. (a)(b)	79,656	5,385
Cutera, Inc. (a)(b)	11,405	24,521
CVRx, Inc. (a)	11,732	81,537
CytoSorbents Corp. (a)(b)	21,655	19,492
Delcath Systems, Inc. (a)(b)	16,704	117,763
Dentsply Sirona, Inc.	126,077	3,531,417
DexCom, Inc. (a)	229,955	27,311,755
DIH Holdings U.S., Inc. Class A (a)(b)	16,475	24,877
EDAP TMS SA sponsored ADR (a)(b)	22,764	135,446
Ekso Bionics Holdings, Inc. (a)(b)	5,843	6,719
electroCore, Inc. (a)(b)	10,983	70,621
Embecta Corp.	34,326	424,613
ENDRA Life Sciences, Inc. (a)(b)	1,773	477
Envoy Medical, Inc. Class A (a)(b)	14,692	34,820
Envveno Medical Corp. (a)(b)	20,487	97,723
Establishment Labs Holdings, Inc. (a)(b)	16,207	846,492
Femasys, Inc. (a)(b)	18,182	21,455
Fonar Corp. (a)	3,366	52,476
Fractyl Health, Inc. (b)	27,707	186,745
GE Healthcare Technologies, Inc.	271,471	21,174,738
Heartbeam, Inc. (a)(b)	12,874	35,790
Holdco Nuvo Group DG Ltd. (a)(b)	13,867	18,304
Hologic, Inc. (a)	143,975	10,622,476
Hyperfine, Inc. (a)	37,729	31,541
IceCure Medical Ltd. (a)(b)	25,560	27,349
ICU Medical, Inc. (a)	14,250	1,515,345
IDEXX Laboratories, Inc. (a)	49,531	24,614,430
Inari Medical, Inc. (a)	34,046	1,702,300
InMode Ltd. (a)	49,233	941,827
Inogen, Inc. (a)	13,301	110,398
Inspira Technologies Oxy BHN Ltd. (a)(b)	2,924	6,725
InspireMD, Inc. (a)(b)	18,244	48,164
Insulet Corp. (a)	41,716	7,391,658
Integra LifeSciences Holdings Corp. (a)	47,719	1,474,517
Intuitive Surgical, Inc. (a)	210,154	84,507,126
INVO Bioscience, Inc. (a)(b)	5,055	4,347
IRadimed Corp.	7,986	339,165
iRhythm Technologies, Inc. (a)	18,120	1,598,365
Iridex Corp. (a)(b)	16,237	39,456
Jin Medical International Ltd. (a)(b)	106,540	291,920
Kewaunee Scientific Corp. (a)	1,782	76,555
KORU Medical Systems, Inc. (a)	31,356	66,788
Lantheus Holdings, Inc. (a)	40,708	3,331,136
LeMaitre Vascular, Inc.	13,050	1,029,384
LENSAR, Inc. (a)	5,527	25,977
LivaNova PLC (a)	31,649	1,932,804
LogicMark, Inc. (a)	303	239
Lucid Diagnostics, Inc. (a)(b)	12,873	11,463
Masimo Corp. (a)	31,369	3,905,441
Meihua International Medical Technologies Co. Ltd. (a)(b)	16,753	10,889
Merit Medical Systems, Inc. (a)	34,302	2,783,607
Microbot Medical, Inc. (a)	2,681	2,681
Modular Medical, Inc. (a)	16,946	27,622
Monogram Technologies, Inc. (b)	15,368	30,582
NanoVibronix, Inc. (a)(b)	1,284	1,039
Neogen Corp. (a)	129,217	1,699,204
Neovasc, Inc. rights (a)(c)	854	0
NeuroMetrix, Inc. (a)(b)	332	1,255
Neuronetics, Inc. (a)	15,800	30,336
NeuroOne Medical Technologies Corp. (a)(b)	15,540	14,451
NeuroPace, Inc. (a)	16,625	114,879
NEXGEL, Inc. (a)	546	1,136
Novocure Ltd. (a)	63,189	1,390,790
Nyxoah SA (a)(b)	13,035	122,659
Omnicell, Inc. (a)	26,121	851,283
OraSure Technologies, Inc. (a)	41,450	196,059
Orchestra BioMed Holdings, Inc. (a)(b)	22,556	156,313
Orthofix Medical, Inc. (a)	24,866	341,410
OrthoPediatrics Corp. (a)	15,188	479,637
Outset Medical, Inc. (a)(b)	27,961	104,295
PAVmed, Inc. (a)(b)	3,026	4,388
Predictive Oncology, Inc. (a)(b)	6,561	9,382
Pro-Dex, Inc. (a)(b)	3,523	69,438
PROCEPT BioRobotics Corp. (a)	29,855	1,982,372
Profound Medical Corp. (a)(b)	14,049	104,665
Pulmonx Corp. (a)	24,714	179,177
Pulse Biosciences, Inc. (a)(b)	36,940	426,657
Pulse Biosciences, Inc. rights (a)	36,940	6,218
QT Imaging Holdings, Inc. (a)(b)	15,064	10,781
QuidelOrtho Corp. (a)	39,636	1,751,515
ReWalk Robotics Ltd. (a)(b)	4,234	19,392
Rockwell Medical, Inc. (a)	20,574	36,107
RxSight, Inc. (a)	21,683	1,267,805
Sanara Medtech, Inc. (a)(b)	5,156	153,133
SeaStar Medical Holding Corp. (Class A) (a)(b)	39,565	14,694
Semler Scientific, Inc. (a)	4,084	119,784
Sensus Healthcare, Inc. (a)(b)	10,687	57,924
Shockwave Medical, Inc. (a)	22,290	7,467,150
SI-BONE, Inc. (a)	22,880	321,464
Sight Sciences, Inc. (a)	27,950	183,352
Silk Road Medical, Inc. (a)	23,220	504,803
Spectral Ai, Inc. (a)(b)	10,463	17,369
Staar Surgical Co. (a)(b)	28,693	1,191,620
STRATA Skin Sciences, Inc. (a)	17,447	6,480
SurModics, Inc. (a)	7,764	326,554
Tactile Systems Technology, Inc. (a)	14,426	183,643
Talis Biomedical Corp. (a)	906	8,335
Tandem Diabetes Care, Inc. (a)	38,972	1,996,536
Tela Bio, Inc. (a)(b)	13,651	75,490
Tenon Medical, Inc. (a)	5,102	3,578
The Cooper Companies, Inc.	118,236	11,150,837
TransMedics Group, Inc. (a)	19,178	2,615,879
Treace Medical Concepts, Inc. (a)	36,482	214,514
Trinity Biotech PLC sponsored ADR (a)	1,033	1,735
UFP Technologies, Inc. (a)	5,073	1,320,806
Utah Medical Products, Inc.	2,529	172,705
Varex Imaging Corp. (a)	23,722	366,505
Venus Concept, Inc. (a)(b)	1,875	994
Vivani Medical, Inc. (a)(b)	25,382	41,373
Xylo Technologies Ltd. ADR (a)(b)	510	984
Zimvie, Inc. (a)	17,620	293,373
Zynex, Inc. (a)(b)	24,118	244,798
		260,000,144
Health Care Providers & Services - 0.3%
23andMe Holding Co. Class A (a)(b)	182,416	99,453
Acadia Healthcare Co., Inc. (a)	54,800	3,775,172
Accolade, Inc. (a)	44,372	314,154
AdaptHealth Corp. (a)	79,473	753,404
Addus HomeCare Corp. (a)	9,551	1,096,550
Agape ATP Corp. (b)	34,374	8,594
AirSculpt Technologies, Inc. (a)(b)	34,189	140,517
Akso Health Group ADR (a)	14,973	16,620
Alignment Healthcare, Inc. (a)	114,174	899,691
Amedisys, Inc. (a)	16,388	1,493,766
American Oncology Network, Inc. Class A, (a)(b)	12,375	41,333
Astrana Health, Inc. (a)(b)	32,388	1,341,835
Aveanna Healthcare Holdings, Inc. (a)	112,392	293,343
BIMI International Medical, Inc. (a)	357	418
Biodesix, Inc. (a)(b)	42,255	60,425
BrightSpring Health Services, Inc. (b)	100,991	1,136,149
CareMax, Inc. Class A (a)(b)	2,592	7,595
Castle Biosciences, Inc. (a)	15,507	360,693
Centogene NV (a)(b)	11,156	4,128
Clover Health Investments Corp. (a)(b)	296,263	325,889
Corvel Corp. (a)	10,206	2,447,909
Cosmos Health, Inc. (a)(b)	4,574	3,155
Cross Country Healthcare, Inc. (a)	22,341	337,796
DocGo, Inc. Class A (a)(b)	63,323	185,536
EUDA Health Holdings Ltd. (a)(b)	16,038	40,576
Fulgent Genetics, Inc. (a)	16,879	348,551
GeneDx Holdings Corp. Class A (a)(b)	14,577	285,855
Guardant Health, Inc. (a)	72,383	1,961,579
HealthEquity, Inc. (a)	51,008	4,166,333
Henry Schein, Inc. (a)	76,981	5,337,863
IMAC Holdings, Inc. (a)(b)	1,827	5,198
Innovage Holding Corp. (a)	80,551	357,646
LifeStance Health Group, Inc. (a)	223,401	1,244,344
Modivcare, Inc. (a)	8,809	240,662
MSP Recovery, Inc.:
warrants 5/20/27 (a)	1,585,094	6,182
Class A (a)(b)	9,669	6,916
Nano-X Imaging Ltd. (a)(b)	31,916	266,818
National Research Corp. Class A	15,135	424,991
NeoGenomics, Inc. (a)	76,066	1,042,865
NewGenIvf Group Ltd. Class A (b)	958	1,312
Novo Integrated Sciences, Inc. (a)(b)	10,097	10,602
Nutex Health, Inc. (a)(b)	28,722	19,603
Ontrak, Inc. (a)(b)	1,706	428
Opko Health, Inc. (a)(b)	469,571	643,312
Option Care Health, Inc. (a)	105,416	3,143,505
P3 Health Partners, Inc. Class A (a)(b)	75,408	37,855
Patterson Companies, Inc.	55,328	1,360,516
Pennant Group, Inc. (a)	17,279	406,748
Performant Financial Corp. (a)	50,127	153,890
PetIQ, Inc. Class A (a)(b)	18,347	380,884
Precipio, Inc. (a)(b)	3,097	17,839
Premier, Inc. Class A	69,729	1,319,273
Prenetics Global Ltd. (a)(b)	5,043	31,014
Privia Health Group, Inc. (a)	69,309	1,203,897
Progyny, Inc. (a)	56,927	1,534,183
Psychemedics Corp.	4,592	11,021
Quipt Home Medical Corp. (a)	27,573	92,645
R1 RCM, Inc. (a)(b)	249,208	3,204,815
RadNet, Inc. (a)	40,909	2,398,904
Star Equity Holdings, Inc. (a)	11,004	9,463
Surgery Partners, Inc. (a)	74,715	2,062,134
Talkspace, Inc. Class A (a)	104,651	274,186
The Ensign Group, Inc.	33,620	4,076,089
The Joint Corp. (a)(b)	8,305	124,658
The Oncology Institute, Inc. (a)	48,685	24,060
Viemed Healthcare, Inc. (a)	24,406	180,848
Virax Biolabs Group Ltd. (a)(b)(d)	542	640
Vivos Therapeutics, Inc. (a)(b)	1,459	3,049
		53,607,877
Health Care Technology - 0.0%
Akili, Inc. Class A, (a)(b)	45,124	18,979
Augmedix, Inc. (a)	28,419	26,091
Biotricity, Inc. (a)(b)	5,262	5,630
Bullfrog AI Holdings, Inc. (a)(b)	3,407	9,846
CareCloud, Inc. (a)(b)	13,011	33,568
Certara, Inc. (a)	95,331	1,615,860
DarioHealth Corp. (a)(b)	11,331	16,203
Definitive Healthcare Corp. (a)	68,718	365,580
Forian, Inc. (a)(b)	18,658	48,324
GoodRx Holdings, Inc. (a)(b)	54,127	425,979
Health Catalyst, Inc. (a)	33,187	220,030
Healthcare Triangle, Inc. (a)(b)	2,288	1,602
HealthStream, Inc.	18,820	513,598
iCAD, Inc. (a)	25,911	37,571
iSpecimen, Inc. (a)(b)	5,334	2,293
Lifemd, Inc. (a)(b)	26,734	220,556
Onemednet Corp. Class A (a)(b)	12,617	30,533
OptimizeRx Corp. (a)	10,957	132,141
Renalytix AI PLC ADR (a)(b)	4,865	2,018
Schrodinger, Inc. (a)	37,397	804,783
SCWorx, Corp. (a)(b)	1,411	3,005
Sharecare, Inc. Class A (a)	209,137	170,300
Simulations Plus, Inc. (b)	12,222	589,589
SOPHiA GENETICS SA (a)(b)	37,699	188,118
Streamline Health Solutions, Inc. (a)(b)	19,282	7,520
TruBridge, Inc. (a)	10,575	99,511
Trxade Health, Inc. (b)	1,027	6,645
		5,595,873
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	62,122	1,392,775
AbCellera Biologics, Inc. (a)(b)	167,650	657,188
Adaptive Biotechnologies Corp. (a)	87,891	303,224
Akoya Biosciences, Inc. (a)(b)	27,933	60,056
Alpha Teknova, Inc. (a)(b)	16,055	28,257
Applied DNA Sciences, Inc. (a)(b)	770	459
Azenta, Inc. (a)	37,229	1,880,437
Bio-Techne Corp.	93,460	7,214,177
BioLife Solutions, Inc. (a)	25,123	539,642
BioNano Genomics, Inc. (a)(b)	15,569	15,071
Bruker Corp.	85,677	5,612,700
Champions Oncology, Inc. (a)	10,958	49,640
ChromaDex, Inc. (a)	42,495	117,286
Codexis, Inc. (a)	38,550	130,299
Conduit Pharmaceuticals, Inc. Class A (a)(b)	45,774	139,153
CryoPort, Inc. (a)(b)	27,534	283,050
Cytek Biosciences, Inc. (a)	79,322	446,583
Evotec OAI AG ADR (a)	8,507	39,813
Fortrea Holdings, Inc.	52,040	1,321,296
Genetic Technologies Ltd. ADR (a)(b)	502	994
Harvard Bioscience, Inc. (a)	29,367	93,093
ICON PLC (a)	49,072	15,939,567
Illumina, Inc. (a)	94,581	9,862,907
ImmunoPrecise Antibodies Ltd. (a)	17,484	19,582
Inotiv, Inc. (a)(b)	14,854	27,777
Lifecore Biomedical (a)(b)	22,245	129,911
Maravai LifeSciences Holdings, Inc. Class A (a)	77,039	667,928
MaxCyte, Inc. (a)	56,792	254,428
Medpace Holdings, Inc. (a)	18,178	7,022,889
Mesa Laboratories, Inc. (b)	2,931	280,497
Nautilus Biotechnology, Inc. Class A (a)	76,432	209,424
Olink Holding AB ADR (a)	24,642	590,176
OmniAb, Inc. (a)	65,985	286,375
Pacific Biosciences of California, Inc. (a)(b)	153,090	274,031
Personalis, Inc. (a)	23,807	30,949
Quanterix Corp. (a)	23,772	379,639
Quantum-Si, Inc. Class A (a)	67,994	103,351
Rapid Micro Biosystems, Inc. Class A (a)(b)	21,522	17,218
Seer, Inc. (a)	35,353	63,635
Singular Genomics Systems, Inc. (a)	37,412	13,644
Sotera Health Co. (a)	167,181	1,869,084
Standard BioTools, Inc. (a)(b)	196,933	488,394
Telesis Bio, Inc. (a)(b)	399	1,628
		58,858,227
Pharmaceuticals - 0.6%
Acasti Pharma, Inc. (a)(b)	3,058	8,379
Aclaris Therapeutics, Inc. (a)	38,620	39,779
Adial Pharmaceuticals, Inc. (a)(b)	661	958
Alimera Sciences, Inc. (a)(b)	30,640	93,452
Altamira Therapeutics Ltd. (a)(b)	2,262	3,461
Amneal Intermediate, Inc. Class A, (a)	179,289	1,197,651
Amphastar Pharmaceuticals, Inc. (a)	29,456	1,246,872
Amylyx Pharmaceuticals, Inc. (a)	39,255	67,519
AN2 Therapeutics, Inc. (a)(b)	17,972	35,764
Anebulo Pharmaceuticals, Inc. (a)(b)	4,108	8,421
ANI Pharmaceuticals, Inc. (a)	12,325	799,893
Aquestive Therapeutics, Inc. (a)(b)	39,828	114,705
Artelo Biosciences, Inc. (a)(b)	3,253	4,457
Arvinas Holding Co. LLC (a)	40,537	1,343,396
Assertio Holdings, Inc. (a)	53,474	53,196
AstraZeneca PLC:
rights (a)(c)	216,670	2
sponsored ADR	347,991	27,150,258
atai Life Sciences NV (a)(b)	117,226	184,045
Atea Pharmaceuticals, Inc. (a)	43,830	160,856
Athira Pharma, Inc. (a)(b)	16,877	44,218
Aurora Cannabis, Inc. (a)(b)	30,852	190,974
Avadel Pharmaceuticals PLC sponsored (a)(b)	54,468	868,765
Axsome Therapeutics, Inc. (a)	27,976	2,054,278
Belite Bio, Inc. ADR (a)(b)	6,700	327,965
Biofrontera, Inc. (a)	546	573
Biote Corp. Class A (a)	19,805	131,901
Bright Green Corp. (a)(b)	101,908	27,994
Calcimedica, Inc. (a)(b)	2,072	11,769
Calliditas Therapeutics AB ADR (a)(b)	5,831	234,639
Cara Therapeutics, Inc. (a)	34,753	22,569
Cardiol Therapeutics, Inc. (a)(b)	52,435	137,380
Cassava Sciences, Inc. (a)(b)	24,562	541,101
CinCor Pharma, Inc. rights (a)(c)	24,312	0
Citius Pharmaceuticals, Inc. (a)	85,363	59,541
Clearside Biomedical, Inc. (a)(b)	38,079	53,311
CNS Pharmaceuticals, Inc. (a)(b)	1,358	294
Cocrystal Pharma, Inc. (a)	4,223	9,502
Cognition Therapeutics, Inc. (a)	13,763	26,838
Collegium Pharmaceutical, Inc. (a)	23,387	775,045
Context Therapeutics, Inc. (a)(b)	2,231	4,417
Corcept Therapeutics, Inc. (a)	62,375	1,881,854
CorMedix, Inc. (a)(b)	30,456	160,503
Cronos Group, Inc. (a)(b)	260,717	675,257
Cumberland Pharmaceuticals, Inc. (a)	11,327	16,764
Dare Bioscience, Inc. (a)(b)	48,183	19,755
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	13,906	23,779
Edgewise Therapeutics, Inc. (a)	54,480	933,242
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Enliven Therapeutics, Inc. (a)	23,907	539,581
Enliven Therapeutics, Inc. rights (a)(c)	8,204	0
Esperion Therapeutics, Inc. (a)(b)	102,720	221,875
Eton Pharmaceuticals, Inc. (a)	19,371	68,767
Evoke Pharma, Inc. (a)	4,486	2,131
Evolus, Inc. (a)	33,214	429,457
Eyenovia, Inc. (a)(b)	21,508	17,378
Eyepoint Pharmaceuticals, Inc. (a)(b)	28,515	305,396
Fulcrum Therapeutics, Inc. (a)	37,833	296,989
GH Research PLC (a)	32,540	458,489
Harmony Biosciences Holdings, Inc. (a)	34,616	1,017,710
Harmony Biosciences Holdings, Inc. rights (a)(c)	37,934	0
Harrow, Inc. (a)(b)	22,258	399,531
Hepion Pharmaceuticals, Inc. (a)	2,007	2,529
High Tide, Inc. (a)(b)	46,134	116,258
Hoth Therapeutics, Inc. (a)	1,988	2,326
HUTCHMED China Ltd. sponsored ADR (a)(b)	22,305	413,312
Ikena Oncology, Inc. (a)	27,112	47,988
Incannex Healthcare, Inc. (b)	7,963	22,456
Indivior PLC (a)	82,616	1,513,525
Innoviva, Inc. (a)(b)	42,389	669,322
InterCure Ltd. (a)(b)	19,375	57,156
Intra-Cellular Therapies, Inc. (a)	57,761	3,883,850
Ipsen SA (a)(c)	103,469	1
Iterum Therapeutics PLC (a)(b)	6,139	9,209
Jaguar Health, Inc. (a)(b)	484	2,042
Jazz Pharmaceuticals PLC (a)	37,343	3,930,351
Journey Medical Corp. (a)(b)	8,674	33,829
Landos Biopharma, Inc. rights (a)(c)	2,305	0
Lexaria Bioscience Corp. (a)(b)	8,916	34,683
Ligand Pharmaceuticals, Inc.:
Class B (a)	11,014	936,741
General CVR (a)	1,518	8
Glucagon CVR (a)	1,518	14
rights (a)	1,518	5
TR Beta CVR (a)	1,518	197
Lipocine, Inc. (a)	3,603	24,933
Liquidia Corp. (a)	38,378	493,925
Longboard Pharmaceuticals, Inc. (a)	20,805	392,590
Lyra Therapeutics, Inc. (a)	36,348	11,922
Marinus Pharmaceuticals, Inc. (a)	32,898	46,715
MediWound Ltd. (a)(b)	5,551	90,537
Milestone Pharmaceuticals, Inc. (a)(b)	17,576	26,364
Mind Medicine (MindMed), Inc. (a)	34,366	302,421
Mira Pharmaceuticals, Inc.	9,455	8,226
MyMD Pharmaceuticals, Inc. (a)(b)	905	1,683
Nektar Therapeutics (a)	92,025	116,872
Neumora Therapeutics, Inc.	91,254	903,415
NLS Pharmaceutics Ltd. (a)(b)	14,362	2,011
Novartis AG rights (a)(c)	40,508	0
NRX Pharmaceuticals, Inc. (a)(b)	3,091	11,777
Nutriband, Inc. (a)(b)	6,718	36,613
Ocular Therapeutix, Inc. (a)(b)	64,499	367,644
Oculis Holding AG (a)(b)	14,944	174,695
Ocuphire Pharma, Inc. (a)(b)	29,775	50,022
Omeros Corp. (a)(b)	40,138	134,864
Opiant Pharmaceuticals, Inc. rights (a)(c)	3,728	0
OptiNose, Inc. (a)	67,432	72,827
Oramed Pharmaceuticals, Inc. (a)(b)	25,455	55,492
Pacira Biosciences, Inc. (a)	27,198	824,915
PainReform Ltd. (a)	1,911	1,357
Palisade Bio, Inc. (a)	86	415
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. rights (a)(c)	29,676	0
Petros Pharmaceuticals, Inc. (a)(b)	674	414
Pharvaris BV (a)	31,224	592,007
Phathom Pharmaceuticals, Inc. (a)(b)	34,172	321,900
Phibro Animal Health Corp. Class A	16,621	293,028
Pliant Therapeutics, Inc. (a)	34,830	422,488
PolyPid Ltd. (a)(b)	418	1,802
Procaps Group SA (a)(b)	28,938	79,580
Processa Pharmaceuticals, Inc. (a)(b)	553	818
ProPhase Labs, Inc. (a)(b)	11,262	57,999
Pulmatrix, Inc. (a)	2,220	4,151
Purple Biotech Ltd. ADR (a)	12,666	10,437
Qilian International Holding Group Ltd. (a)(b)	23,641	19,362
Rani Therapeutics Holdings, Inc. Class A (a)(b)	14,915	82,033
RedHill Biopharma Ltd. sponsored ADR (a)(b)	1,040	476
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	30,808
Relmada Therapeutics, Inc. (a)	17,730	53,190
Revance Therapeutics, Inc. (a)(b)	51,942	147,515
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	17,822	24,416
Royalty Pharma PLC	266,035	7,292,019
Sanofi SA sponsored ADR	169,679	8,319,361
Satsuma Pharmaceuticals, Inc. rights (a)(c)	19,951	0
Scilex Holding Co. (a)(b)	89,864	97,053
Scilex Holding Co. (a)(i)	39,285	38,185
scPharmaceuticals, Inc. (a)(b)	19,226	75,174
SCYNEXIS, Inc. (a)(b)	18,298	44,190
Seelos Therapeutics, Inc. (a)(b)	352	422
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SIGA Technologies, Inc. (b)	42,115	315,020
Sol-Gel Technologies Ltd. (a)	13,406	10,725
Sonoma Pharmaceuticals, Inc. (a)(b)	4,975	1,018
Structure Therapeutics, Inc. ADR (a)	28,896	988,243
Supernus Pharmaceuticals, Inc. (a)	32,482	880,912
Talphera, Inc. (a)(b)	16,366	16,857
Tarsus Pharmaceuticals, Inc. (a)(b)	20,508	675,944
Telomir Pharmaceuticals, Inc. (b)	9,117	55,112
Terns Pharmaceuticals, Inc. (a)	41,109	247,065
TFF Pharmaceuticals, Inc. (a)(b)	426	878
TherapeuticsMD, Inc. (a)(b)	2,275	5,051
Theravance Biopharma, Inc. (a)(b)	43,005	370,703
Third Harmonics Bio, Inc. (a)(b)	25,979	345,780
Tilray Brands, Inc. Class 2 (a)(b)	433,143	779,657
Titan Pharmaceuticals, Inc. (a)(b)	963	6,173
Traws Pharma, Inc. (a)	33,198	19,056
Traws Pharma, Inc. rights (a)(c)	33,198	0
Trevi Therapeutics, Inc. (a)	37,560	96,529
Universe Pharmaceuticals, Inc. (a)(b)	1,468	4,287
Ventyx Biosciences, Inc. (a)	34,186	163,409
Verona Pharma PLC ADR (a)	40,048	483,379
Verrica Pharmaceuticals, Inc. (a)(b)	26,078	221,924
Viatris, Inc.	711,101	7,537,671
Virpax Pharmaceuticals, Inc. (a)	641	449
Vyne Therapeutics, Inc. (a)(b)	4,199	10,665
WAVE Life Sciences (a)	73,314	453,081
Xeris Biopharma Holdings, Inc. (a)	80,314	181,108
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zevra Therapeutics, Inc. (a)(b)	18,495	86,002
		93,298,159
TOTAL HEALTH CARE		1,089,484,406
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)	16,314	7,090
AeroVironment, Inc. (a)	16,612	3,358,116
AerSale Corp. (a)	32,388	245,177
Astra Space, Inc. Class A (a)(b)	7,164	4,585
Astronics Corp. (a)	16,983	349,170
Axon Enterprise, Inc. (a)	44,792	12,616,563
Byrna Technologies, Inc. (a)(b)	14,709	171,948
Draganfly, Inc. (a)(b)	18,003	4,978
EHang Holdings Ltd. ADR (a)(b)	23,701	402,206
Elbit Systems Ltd. (b)	26,517	5,113,803
Innovative Solutions & Support, Inc. (a)	9,188	57,609
Intuitive Machines, Inc. Class A (a)(b)	37,401	187,379
Kratos Defense & Security Solutions, Inc. (a)	73,854	1,605,586
Leonardo DRS, Inc. (a)	158,349	3,729,119
Lilium NV (a)(b)	306,829	273,078
Mercury Systems, Inc. (a)	34,701	1,073,996
Momentus, Inc. Class A (a)(b)	702	590
New Horizon Aircraft Ltd. Class A (a)(b)	7,483	5,912
Rocket Lab U.S.A., Inc. Class A (a)(b)	287,516	1,256,445
Satellogic, Inc. Class A (a)(b)	49,366	55,290
TAT Technologies Ltd. (a)	4,899	73,999
VirTra, Inc. (a)(b)	5,587	51,177
Woodward, Inc.	35,320	6,587,180
		37,230,996
Air Freight & Logistics - 0.1%
Addentax Group Corp. (a)(b)	1,498	1,498
Air T, Inc. (a)	1,316	33,400
Air Transport Services Group, Inc. (a)	43,309	584,672
C.H. Robinson Worldwide, Inc.	69,367	5,991,228
Forward Air Corp. (b)	15,781	265,121
Freightos Ltd. (a)	13,290	29,637
Hub Group, Inc. Class A	37,476	1,617,089
Jayud Global Logistics Ltd. (a)	3,012	2,078
Shengfeng Development Ltd. (a)(b)	24,338	48,919
		8,573,642
Building Products - 0.1%
AAON, Inc.	48,678	3,653,284
American Woodmark Corp. (a)	9,242	795,829
Apogee Enterprises, Inc.	13,099	851,042
Caesarstone Sdot-Yam Ltd. (a)(b)	30,851	184,489
Captivision, Inc. (b)	16,349	77,167
CSW Industrials, Inc.	9,176	2,333,090
Gibraltar Industries, Inc. (a)	18,047	1,361,827
Intelligent Living Application Group, Inc. (a)(b)	8,624	3,682
UFP Industries, Inc.	36,646	4,378,464
		13,638,874
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	80,499	1,436,907
Aqua Metals, Inc. (a)(b)	56,777	22,484
Bitcoin Depot, Inc. Class A (a)(b)	27,965	55,650
Bridger Aerospace Group Holdings, Inc. (a)(b)	30,894	130,373
Casella Waste Systems, Inc. Class A (a)	33,581	3,377,913
CECO Environmental Corp. (a)	21,695	543,026
Cimpress PLC (a)	15,644	1,290,786
Cintas Corp.	60,506	41,021,253
Copart, Inc.	571,831	30,341,353
Driven Brands Holdings, Inc. (a)	97,260	1,117,517
ESGL Holdings Ltd. (b)	33,157	33,820
Fuel Tech, Inc. (a)	7,428	8,319
Greenwave Technology Solutions, Inc. (a)(b)	7,560	293
Guardforce AI Co. Ltd. (a)(b)	3,673	9,697
Healthcare Services Group, Inc. (a)	46,535	501,647
Interface, Inc.	31,478	507,111
Knightscope, Inc. Class A (a)(b)	55,677	15,874
LanzaTech Global, Inc. Class A (a)(b)	116,696	309,244
Liquidity Services, Inc. (a)	22,490	441,029
Matthews International Corp. Class A	18,239	516,711
Millerknoll, Inc.	44,488	1,226,979
Odyssey Marine Exploration, Inc. (a)(b)	9,889	48,951
Perma-Fix Environmental Services, Inc. (a)	12,224	127,619
Planet Image International Ltd. (b)	8,352	19,043
Primech Holdings Ltd. (b)	16,381	9,601
Quest Resource Holding Corp. (a)	9,647	85,279
Quhuo Ltd. ADR (a)(b)	348	184
Royalty Management Holding Corp. Class A (a)(b)	4,303	4,604
Sentage Holdings, Inc. (a)(b)	347	767
Smart Powerr Corp. (a)	2,863	2,491
Stericycle, Inc. (a)	54,293	2,798,261
SU Group Holdings Ltd. (b)	4,000	9,760
Tetra Tech, Inc.	31,663	6,633,082
TOMI Environmental Solutions, Inc. (a)(b)	8,765	7,100
Virco Manufacturing Co.	8,207	97,663
VSE Corp.	8,918	730,027
		93,482,418
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd. (a)	8,337	269,035
Capitalworks Emerging Markets Acquisition Corp. (a)(b)	3,729	41,094
Concrete Pumping Holdings, Inc. (a)	28,584	204,947
Construction Partners, Inc. Class A (a)	27,271	1,587,445
Ferrovial SE (b)	441,656	17,842,902
Great Lakes Dredge & Dock Corp. (a)	36,779	336,528
IES Holdings, Inc. (a)	12,555	1,914,010
Limbach Holdings, Inc. (a)	7,815	446,080
Matrix Service Co. (a)	16,544	199,852
MYR Group, Inc. (a)	9,722	1,507,493
Northwest Pipe Co. (a)	7,033	249,601
Safe & Green Holdings Corp. (a)(b)	286	1,095
Shimmick Corp. (b)	8,540	16,738
Sterling Construction Co., Inc. (a)	19,598	2,408,006
Wang & Lee Group, Inc. (a)(b)	6,135	3,620
Willscot Mobile Mini Holdings (a)	116,442	4,591,308
		31,619,754
Electrical Equipment - 0.1%
374Water, Inc. (a)	73,099	93,567
ADS-TEC Energy PLC (a)(b)	27,647	315,176
Advent Technologies Holdings, Inc. Class A (a)(b)	840	3,016
Allient, Inc.	8,863	240,187
American Superconductor Corp. (a)(b)	23,972	459,783
Array Technologies, Inc. (a)	89,466	1,268,628
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	165,702
Ballard Power Systems, Inc. (a)(b)	166,910	515,752
Beam Global (a)(b)	9,641	56,111
Blink Charging Co. (a)(b)	33,249	103,404
Broadwind, Inc. (a)	19,856	76,048
CBAK Energy Technology, Inc. (a)(b)	60,126	98,607
Complete Solaria, Inc. Class A (a)(b)	18,690	32,708
Dragonfly Energy Holdings Corp. (a)(b)	42,928	41,426
Electrovaya, Inc. (a)	14,709	41,921
Encore Wire Corp.	10,374	2,995,285
Energous Corp. (a)(b)	4,471	6,259
Energy Focus, Inc. (a)	588	970
Enovix Corp. (a)(b)	96,683	1,026,773
Eos Energy Enterprises, Inc. (a)(b)	107,080	76,209
Expion360, Inc. (a)(b)	4,086	7,191
Fluence Energy, Inc. (a)	74,596	1,874,597
Flux Power Holdings, Inc. (a)	15,492	46,941
FTC Solar, Inc. (a)(b)	62,852	32,564
FuelCell Energy, Inc. (a)(b)	268,531	241,141
Fusion Fuel Green PLC Class A (a)(b)	4,794	5,945
Graphjet Technology Class A (a)(b)	10,391	61,099
Ideal Power, Inc. (a)(b)	6,424	47,345
LSI Industries, Inc.	20,975	333,083
NeoVolta, Inc. (a)(b)	17,863	45,015
Nextracker, Inc. Class A (a)	80,889	4,462,646
Noco-Noco, Inc. (b)	107,711	20,993
Nuvve Holding Corp. (a)(b)	412	247
Orion Energy Systems, Inc. (a)	14,347	13,775
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)(b)	13,099	50,038
Plug Power, Inc. (a)(b)	403,276	1,342,909
Polar Power, Inc. (a)(b)	8,285	3,635
Powell Industries, Inc. (b)	8,920	1,604,351
Preformed Line Products Co.	3,549	476,773
Shoals Technologies Group, Inc. (a)	99,945	786,567
SKYX Platforms Corp. (a)(b)	66,251	60,288
SolarMax Technology, Inc. (b)	25,940	159,012
Solidion Technology, Inc. Class A (a)(b)	44,224	92,428
SunPower Corp. (a)(b)	101,446	338,830
Sunrun, Inc. (a)(b)	128,050	1,851,603
Tigo Energy, Inc. (a)(b)	36,669	55,737
TPI Composites, Inc. (a)(b)	28,086	153,911
Tritium DCFC Ltd. (a)(b)	771	771
Ultralife Corp. (a)	11,042	128,529
Vicor Corp. (a)	19,136	669,569
Zeo Energy Corp. Class A (a)	18,269	85,134
Zooz Power Ltd.	2,699	7,368
		22,677,567
Ground Transportation - 0.6%
ArcBest Corp.	13,772	1,453,221
Avis Budget Group, Inc. (b)	22,499	2,558,811
Covenant Transport Group, Inc. Class A	6,293	299,106
CSX Corp.	1,176,474	39,705,998
FTAI Infrastructure LLC	56,559	483,579
Grab Holdings Ltd. (a)	2,257,878	8,286,412
Heartland Express, Inc.	44,050	498,646
Hertz Global Holdings, Inc. (a)(b)	182,280	794,741
J.B. Hunt Transport Services, Inc.	61,078	9,818,289
Landstar System, Inc.	21,046	3,831,003
Lyft, Inc. (a)	232,721	3,632,775
Marten Transport Ltd.	47,473	840,272
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	949
Old Dominion Freight Lines, Inc.	129,586	22,709,947
P.A.M. Transportation Services, Inc. (a)	14,004	232,746
Saia, Inc. (a)	15,767	6,456,271
Swvl Holdings Corp. Class A (a)(b)	5,907	62,142
Universal Logistics Holdings, Inc.	15,728	688,100
Werner Enterprises, Inc.	37,001	1,390,128
Zoomcar Holdings, Inc. Class A (a)(b)	29,002	4,353
		103,747,489
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	391,381	79,133,324
Icahn Enterprises LP	256,087	4,227,996
		83,361,320
Machinery - 0.4%
Astec Industries, Inc.	13,267	431,045
Blue Bird Corp. (a)	20,738	1,182,273
ClearSign Combustion Corp. (a)(b)	16,057	13,326
Columbus McKinnon Corp. (NY Shares)	15,878	620,830
Commercial Vehicle Group, Inc. (a)	21,200	114,692
Eastern Co.	4,547	123,133
Energy Recovery, Inc. (a)	35,074	473,499
Franklin Electric Co., Inc.	26,459	2,632,141
FreightCar America, Inc. (a)	32,845	122,183
Greenland Technologies Holding Corp. (a)	13,703	19,869
GreenPower Motor Co., Inc. (a)(b)	11,083	13,300
Hillman Solutions Corp. Class A (a)	115,474	1,061,206
Hurco Companies, Inc.	4,416	78,781
Hydrofarm Holdings Group, Inc. (a)(b)	45,713	36,159
Hyzon Motors, Inc. Class A (a)(b)	149,620	79,673
Ideanomics, Inc. (a)(b)	6,402	6,402
JE Cleantech Holdings Ltd. (a)(b)	2,500	2,875
Kornit Digital Ltd. (a)	28,809	409,664
L.B. Foster Co. Class A (a)	6,787	186,167
Laser Photonics Corp. (a)(b)	2,853	5,763
Lincoln Electric Holdings, Inc.	33,415	6,561,369
LiqTech International, Inc. (a)	1,854	4,913
Manitex International, Inc. (a)	14,236	88,263
Microvast Holdings, Inc. (a)(b)	193,484	72,344
Middleby Corp. (a)	31,208	4,023,023
Montana Technologies Corp. Class A, (a)(b)	16,321	218,538
Nauticus Robotics, Inc. (a)(b)	36,330	4,941
Nikola Corp. (a)(b)	674,990	345,527
NN, Inc. (a)(b)	27,788	90,311
Nordson Corp.	33,471	7,856,313
Nxu, Inc. (b)	3,491	1,594
Omega Flex, Inc. (b)	6,379	377,701
PACCAR, Inc.	310,662	33,396,165
Palladyne AI Corp. Class A (a)(b)	16,071	31,338
Park-Ohio Holdings Corp.	8,241	215,502
Perma-Pipe International Holdings, Inc. (a)	5,390	48,241
Richtech Robotics, Inc. (b)	7,926	8,956
Shyft Group, Inc. (The)	20,942	265,335
Stratasys Ltd. (a)(b)	47,386	410,363
Symbotic, Inc. (a)(b)	52,990	2,096,814
Taylor Devices, Inc. (a)	1,759	89,568
Twin Disc, Inc.	9,749	138,143
Urban-Gro, Inc. (a)(b)	11,915	16,085
Vicinity Motor Corp. (a)(b)	64,732	43,953
Westport Fuel Systems, Inc. (a)(b)	9,072	48,989
Xos, Inc. Class A (a)(b)	5,523	43,853
		64,111,123
Marine Transportation - 0.0%
Capital Product Partners LP	9,793	175,099
Caravelle International Group (a)	20,088	20,289
Castor Maritime, Inc. (a)(b)	8,235	38,210
EuroDry Ltd. (a)(b)	3,499	76,068
Euroseas Ltd.	5,072	193,142
Golden Ocean Group Ltd.	119,404	1,718,224
Grindrod Shipping Holdings Ltd. (b)	12,092	165,056
Pangaea Logistics Solutions Ltd.	29,549	244,370
Performance Shipping, Inc. (a)	4,386	10,526
Pyxis Tankers, Inc. (a)	10,640	54,902
Seanergy Martime Holdings Corp. (b)	13,115	160,003
Star Bulk Carriers Corp. (b)	62,554	1,693,962
Toro Corp. (a)(b)	11,890	53,981
United Maritime Corp. (b)	608	1,678
		4,605,510
Passenger Airlines - 0.2%
Allegiant Travel Co. (b)	10,764	572,645
American Airlines Group, Inc. (a)(b)	383,904	4,414,896
Blade Air Mobility, Inc. (a)(b)	44,231	133,135
Frontier Group Holdings, Inc. (a)(b)	130,237	712,396
Hawaiian Holdings, Inc. (a)	31,196	426,137
Jet.Ai, Inc. Class A (a)(b)	7,561	4,771
JetBlue Airways Corp. (a)	196,915	1,100,755
Mesa Air Group, Inc. (a)(b)	19,225	23,455
Ryanair Holdings PLC sponsored ADR (b)	58,237	7,083,949
SkyWest, Inc. (a)	26,067	1,946,423
Sun Country Airlines Holdings, Inc. (a)	31,435	332,897
United Airlines Holdings, Inc. (a)	193,864	10,272,853
		27,024,312
Professional Services - 0.9%
Aeries Technology, Inc. Class A (a)(b)	4,766	6,720
Asure Software, Inc. (a)	16,724	126,601
Automatic Data Processing, Inc.	245,094	60,028,422
Barrett Business Services, Inc.	3,985	527,375
Concentrix Corp.	39,453	2,419,652
Conduent, Inc. (a)	127,004	444,514
CRA International, Inc.	4,701	827,235
CSG Systems International, Inc.	17,738	765,395
DLH Holdings Corp. (a)	6,805	77,917
Exela Technologies, Inc. (a)(b)	2,838	6,811
ExlService Holdings, Inc. (a)	98,349	2,936,701
Exponent, Inc.	29,706	2,825,635
Falcon's Beyond Global, Inc. Class A (b)	2,050	20,131
First Advantage Corp.	85,440	1,372,166
Forrester Research, Inc. (a)	10,756	193,500
Heidrick & Struggles International, Inc.	10,911	374,029
Hirequest, Inc. (b)	8,515	110,950
Hudson Global, Inc. (a)(b)	1,914	29,208
Huron Consulting Group, Inc. (a)	11,971	1,057,159
IBEX Ltd. (a)	11,244	175,969
ICF International, Inc.	10,926	1,559,687
Innodata, Inc. (a)(b)	20,914	263,935
Kelly Services, Inc. Class A (non-vtg.)	24,091	523,738
LegalZoom.com, Inc. (a)	111,440	978,443
Lucas GC Ltd. (b)	14,852	34,160
NV5 Global, Inc. (a)	9,219	866,402
Paychex, Inc.	214,984	25,832,477
Paycor HCM, Inc. (a)	106,493	1,317,318
Paylocity Holding Corp. (a)	33,580	4,774,069
Professional Diversity Network, Inc. (a)(b)	5,982	3,027
RCM Technologies, Inc. (a)(b)	6,964	138,235
Recruiter.com Group, Inc. (a)(b)	514	889
Resources Connection, Inc. (b)	22,136	253,457
Science Applications International Corp.	30,949	4,167,283
ShiftPixy, Inc. (a)	1,877	2,966
SS&C Technologies Holdings, Inc.	148,837	9,235,336
Steel Connect, Inc. (a)	3,467	38,657
Sterling Check Corp. (a)	57,207	879,844
Sunrise New Energy Co. Ltd. (a)(b)	8,860	6,113
TaskUs, Inc. (a)	15,596	223,179
Ttec Holdings, Inc.	27,729	174,138
Upwork, Inc. (a)	80,547	851,382
VCI Global Ltd. (b)	23,757	16,511
Verisk Analytics, Inc.	86,090	21,761,830
Verra Mobility Corp. (a)	97,812	2,605,712
Where Food Comes From, Inc. (a)(b)	2,480	31,347
Willdan Group, Inc. (a)	9,418	305,897
		151,172,122
Trading Companies & Distributors - 0.3%
Baiyu Holdings, Inc. (a)(b)	2,653	3,024
Beacon Roofing Supply, Inc. (a)	37,391	3,629,170
BioNexus Gene Lab Corp. (b)	23,681	10,057
Distribution Solutions Group I (a)	28,004	934,774
DXP Enterprises, Inc. (a)	11,146	553,733
Euro Tech Holdings Co. Ltd. (b)	4,600	7,774
Fastenal Co.	339,832	22,422,115
FTAI Aviation Ltd.	59,064	4,980,276
H&E Equipment Services, Inc.	21,524	1,019,592
Hudson Technologies, Inc. (a)	27,687	246,691
iPower, Inc. (a)(b)	20,826	48,525
Karat Packaging, Inc.	11,546	329,523
Lavoro Ltd. Class A (a)(b)	3,635	21,737
McGrath RentCorp.	14,106	1,537,272
Rush Enterprises, Inc.:
Class A	38,571	1,740,709
Class B	10,059	425,194
Simpple Ltd.	3,758	2,450
Titan Machinery, Inc. (a)	14,063	264,666
Transcat, Inc. (a)	5,179	659,805
Willis Lease Finance Corp.	3,626	236,161
Xometry, Inc. (a)(b)	26,665	409,041
		39,482,289
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,932	239,867
Singularity Future Technology Ltd. (a)(b)	1,126	5,016
		244,883
TOTAL INDUSTRIALS		680,972,299
INFORMATION TECHNOLOGY - 49.7%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	42,564	236,230
Applied Optoelectronics, Inc. (a)(b)	22,316	234,095
AudioCodes Ltd.	17,801	177,832
Aviat Networks, Inc. (a)	6,448	199,308
CalAmp Corp. (a)(b)	794	2,120
Cambium Networks Corp. (a)	14,493	46,523
Ceragon Networks Ltd. (a)	40,973	107,759
Cisco Systems, Inc.	2,388,008	111,042,372
Clearfield, Inc. (a)(b)	8,734	334,163
ClearOne, Inc. (b)	21,126	15,952
CommScope Holding Co., Inc. (a)	134,014	192,980
Comtech Telecommunications Corp. (a)	13,728	34,183
Digi International, Inc. (a)	21,190	516,188
DZS, Inc. (a)	49,902	73,356
EMCORE Corp. (a)(b)	5,495	4,445
Extreme Networks, Inc. (a)	79,444	885,801
F5, Inc. (a)	35,193	5,946,561
Franklin Wireless Corp. (a)	9,420	28,354
Genasys, Inc. (a)(b)	24,598	44,768
Gilat Satellite Networks Ltd. (a)	28,654	158,170
Harmonic, Inc. (a)	65,035	795,378
Infinera Corp. (a)(b)	138,900	794,508
Inseego Corp. (a)(b)	5,252	50,734
Ituran Location & Control Ltd.	11,410	315,943
KVH Industries, Inc. (a)	10,763	55,752
Lantronix, Inc. (a)	19,523	77,702
Lumentum Holdings, Inc. (a)	40,619	1,766,927
Minim, Inc. (a)(b)	566	1,873
NETGEAR, Inc. (a)	18,625	257,211
NetScout Systems, Inc. (a)	41,313	848,569
Ondas Holdings, Inc. (a)(b)	32,072	23,233
Ribbon Communications, Inc. (a)	100,851	316,672
Silicom Ltd. (a)	4,848	77,083
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	184,390	1,132,155
UTStarcom Holdings Corp. (a)(b)	12,236	31,202
ViaSat, Inc. (a)(b)	73,519	1,241,736
Viavi Solutions, Inc. (a)	128,844	968,907
Vislink Technologies, Inc. (a)	1,268	5,985
		129,042,730
Electronic Equipment, Instruments & Components - 0.5%
908 Devices, Inc. (a)	25,319	159,510
Advanced Energy Industries, Inc.	21,881	2,350,676
AEye, Inc. Class A (a)	3,104	10,492
Airgain, Inc. (a)(b)	4,073	21,383
Akoustis Technologies, Inc. (a)(b)	42,555	9,149
Alpine 4 Holdings, Inc. Class A, (a)(b)	12,412	6,091
Arbe Robotics Ltd. (a)(b)	35,246	70,492
Astrotech Corp. (a)(b)	1,228	11,543
Avnet, Inc.	53,317	2,911,108
Bel Fuse, Inc.:
Class A (b)	1,737	149,226
Class B (non-vtg.)	6,730	458,986
CCSC Technology International Holdings Ltd. (b)	6,233	13,962
CDW Corp.	79,368	17,748,272
Cemtrex, Inc. (a)(b)	862	321
Cepton, Inc. (a)(b)	8,109	21,813
Climb Global Solutions, Inc.	3,243	186,700
Coda Octopus Group, Inc. (a)(b)	4,103	26,670
Cognex Corp.	101,438	4,617,458
CPS Technologies Corp. (a)	4,893	8,465
Daktronics, Inc. (a)(b)	31,984	356,941
Data I/O Corp. (a)	15,054	42,904
Deswell Industries, Inc.	1,758	4,307
Digital Ally, Inc. (a)	1,160	3,561
Eltek Ltd. (b)	4,564	54,357
ePlus, Inc. (a)	15,170	1,135,323
Evolv Technologies Holdings, Inc. (a)(b)	95,866	274,177
FARO Technologies, Inc. (a)	11,137	208,596
Flex Ltd. (a)	261,486	8,663,031
Focus Universal, Inc. (a)	37,564	8,715
Frequency Electronics, Inc. (a)	5,274	47,466
Hollysys Automation Technologies Ltd. (a)(b)	35,748	756,785
Iczoom Group, Inc. (a)(b)	6,798	14,004
Identiv, Inc. (a)	11,441	49,768
Innoviz Technologies Ltd. (a)(b)	78,745	82,682
Insight Enterprises, Inc. (a)(b)	20,939	4,093,575
Integrated Media Technology Ltd. (a)	382	722
Interlink Electronics, Inc. (b)	3,816	17,325
IPG Photonics Corp. (a)	27,488	2,384,034
Iteris, Inc. (a)	26,903	121,871
Itron, Inc. (a)	26,471	2,846,956
KEY Tronic Corp. (a)	6,057	25,379
Kimball Electronics, Inc. (a)	15,945	365,459
LightPath Technologies, Inc. Class A (a)	12,016	15,621
Lightwave Logic, Inc. (a)(b)	67,350	207,438
Littelfuse, Inc.	14,571	3,738,919
Luna Innovations, Inc. (a)(b)	21,826	72,899
MicroVision, Inc. (a)(b)	102,841	121,352
MultiSensor AI Holdings, Inc. (a)(b)	7,111	15,360
Napco Security Technologies, Inc.	23,668	1,175,116
Nayax Ltd. (a)(b)	19,712	540,109
Neonode, Inc. (a)(b)	7,662	24,442
nLIGHT, Inc. (a)	33,320	438,158
Novanta, Inc. (a)	21,275	3,449,954
Novonix Ltd. ADR (a)(b)	5,291	10,688
OSI Systems, Inc. (a)	9,960	1,431,650
PC Connection, Inc.	15,743	1,064,857
Plexus Corp. (a)	16,563	1,824,249
Powerfleet, Inc. (a)	19,674	104,469
Presto Automation, Inc. (a)(b)	30,870	3,300
Rail Vision Ltd. (a)(b)	1,612	1,660
Red Cat Holdings, Inc. (a)	30,119	30,119
Research Frontiers, Inc. (a)(b)	10,936	23,075
RF Industries Ltd. (a)	2,448	7,858
Richardson Electronics Ltd. (b)	7,825	87,562
Sanmina Corp. (a)	32,087	2,199,243
SaverOne 2014 Ltd. ADR (a)	31,479	16,967
ScanSource, Inc. (a)	13,234	627,689
Senstar Technologies Corp.	12,188	17,551
Sigmatron International, Inc. (a)	1,613	7,855
Sobr Safe, Inc. (a)(b)	5,319	1,699
Sono-Tek Corp. (a)	2,629	11,778
Spectaire Holdings, Inc. Class A (a)(b)	6,893	2,419
Supercom Ltd. (a)(b)	894	192
Syntec Optics Holdings, Inc. Class A (a)(b)	19,932	60,793
Trimble, Inc. (a)	146,893	8,179,002
TROOPS, Inc. (a)(b)	52,367	79,074
TTM Technologies, Inc. (a)	56,839	1,057,205
Vuzix Corp. (a)(b)	34,442	46,152
Wetouch Technology, Inc. (b)	6,414	11,225
Wrap Technologies, Inc. (a)(b)	38,058	55,565
Zebra Technologies Corp. Class A (a)	30,553	9,542,924
		86,646,443
IT Services - 0.5%
Akamai Technologies, Inc. (a)	89,770	8,280,385
Alpha Technology Group Ltd. (b)	8,496	33,389
Amdocs Ltd.	71,555	5,652,845
Applied Digital Corp. (a)(b)	69,810	295,296
ARB IOT Group Ltd. (a)	9,785	7,437
Backblaze, Inc. Class A (a)(b)	21,047	128,597
BigCommerce Holdings, Inc. (a)(b)	45,276	373,074
Brand Engagement Network, Inc. Class A (a)(b)	16,315	88,754
Brightcove, Inc. (a)	26,601	55,596
Ciso Global, Inc. (a)(b)	10,016	7,274
CLPS, Inc.	5,050	4,646
Cognizant Technology Solutions Corp. Class A	298,250	19,729,238
Core Scientific, Inc. (b)	108,081	513,385
Couchbase, Inc. (a)	27,654	626,916
Crexendo, Inc. (a)	15,416	50,102
CSP, Inc. (b)	11,282	166,861
Data Storage Corp. (a)(b)	23,206	165,691
Edgio, Inc. (a)(b)	3,546	33,013
Formula Systems (1985) Ltd. ADR (b)	193	15,199
GDS Holdings Ltd. ADR (a)(b)	50,584	405,684
Grid Dynamics Holdings, Inc. (a)	50,285	477,708
Hackett Group, Inc.	16,264	362,850
Hitek Global, Inc. (a)	15,178	23,374
Hub Cyber Security Ltd. (a)(b)	26,319	21,055
Information Services Group, Inc.	29,143	92,966
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	57,122	161,655
Microalgo, Inc. (a)(b)	3,442	5,920
MongoDB, Inc. Class A (a)	42,972	10,143,970
Okta, Inc. (a)	94,188	8,352,592
Perficient, Inc. (a)	20,734	1,537,426
Rackspace Technology, Inc. (a)(b)	141,850	278,026
Research Solutions, Inc. (a)	4,834	12,617
Taoping, Inc. (a)(b)	374	282
The Glimpse Group, Inc. (a)	3,147	3,462
Thoughtworks Holding, Inc. (a)	191,659	528,979
Tucows, Inc. (a)(b)	6,556	148,821
VeriSign, Inc. (a)	61,041	10,640,667
Vnet Group, Inc. ADR (a)(b)	87,135	169,042
WaveDancer, Inc. (a)	217	503
Wix.com Ltd. (a)	33,887	5,459,196
		75,054,493
Semiconductors & Semiconductor Equipment - 20.1%
ACM Research, Inc. Class A, (a)	32,550	703,080
Advanced Micro Devices, Inc. (a)	964,189	160,923,144
AEHR Test Systems (a)(b)	17,343	199,618
Allegro MicroSystems LLC (a)	114,690	3,456,757
Alpha & Omega Semiconductor Ltd. (a)	15,313	448,824
Ambarella, Inc. (a)	23,947	1,395,152
Amkor Technology, Inc.	146,631	4,778,704
Amtech Systems, Inc. (a)	9,588	61,555
Analog Devices, Inc.	295,738	69,347,604
Applied Materials, Inc.	497,260	106,950,681
Arm Holdings Ltd. ADR (b)	62,915	7,582,516
ASML Holding NV (depository receipt)	52,031	49,967,971
Astera Labs, Inc. (b)	91,026	5,874,818
Atomera, Inc. (a)(b)	16,231	67,521
Axcelis Technologies, Inc. (a)	19,555	2,199,742
AXT, Inc. (a)	24,453	93,166
Broadcom, Inc.	276,321	367,106,265
Camtek Ltd. (b)	26,420	2,705,672
Canadian Solar, Inc. (a)(b)	37,604	738,543
CEVA, Inc. (a)	14,130	281,470
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,248	88,378
Cirrus Logic, Inc. (a)	32,551	3,733,600
Cohu, Inc. (a)	27,624	890,598
Credo Technology Group Holding Ltd. (a)	95,062	2,478,266
CVD Equipment Corp. (a)	4,263	18,757
Diodes, Inc. (a)	27,030	2,003,734
Enphase Energy, Inc. (a)	81,098	10,372,434
Entegris, Inc.	89,154	11,264,608
Everspin Technologies, Inc. (a)	13,033	77,677
First Solar, Inc. (a)	63,689	17,308,123
FormFactor, Inc. (a)	45,949	2,514,329
GlobalFoundries, Inc. (a)(b)	327,001	16,023,049
GSI Technology, Inc. (a)(b)	15,609	40,583
Himax Technologies, Inc. sponsored ADR (b)	60,907	395,896
Ichor Holdings Ltd. (a)	16,781	637,510
Impinj, Inc. (a)	16,203	2,651,945
indie Semiconductor, Inc. (a)(b)	94,906	633,023
Intel Corp.	2,522,428	77,816,904
KLA Corp.	80,794	61,365,467
Kopin Corp. (a)	62,344	49,994
Kulicke & Soffa Industries, Inc.	33,199	1,516,198
Lam Research Corp.	78,311	73,020,309
Lattice Semiconductor Corp. (a)	81,812	6,073,723
MACOM Technology Solutions Holdings, Inc. (a)	42,816	4,330,410
Marvell Technology, Inc.	515,399	35,464,605
Maxeon Solar Technologies Ltd. (a)(b)	30,300	56,964
MaxLinear, Inc. Class A (a)	47,851	850,312
Meta Materials, Inc. (a)(b)	3,685	14,482
Microchip Technology, Inc.	321,900	31,298,337
Micron Technology, Inc.	658,144	82,268,000
MKS Instruments, Inc.	39,512	5,001,824
Mobix Labs, Inc. (a)(b)	13,187	27,429
Monolithic Power Systems, Inc.	28,997	21,331,063
Nano Labs Ltd. (A Shares) (a)	23,100	11,284
Navitas Semiconductor Corp. Class A (a)(b)	107,244	419,324
Nova Ltd. (a)(b)	17,135	3,575,218
NVE Corp.	2,857	221,503
NVIDIA Corp.	1,487,822	1,631,143,893
NXP Semiconductors NV	153,315	41,717,012
ON Semiconductor Corp. (a)	255,708	18,676,912
PDF Solutions, Inc. (a)	23,680	829,274
Peraso, Inc. (a)(b)	508	645
Photronics, Inc. (a)	36,838	1,007,519
Pixelworks, Inc. (a)(b)	37,111	39,709
POET Technologies, Inc. (a)(b)	6,513	11,593
Power Integrations, Inc.	33,816	2,570,354
Qorvo, Inc. (a)	57,697	5,676,808
Qualcomm, Inc.	664,195	135,528,990
QuickLogic Corp. (a)(b)	8,417	109,000
Rambus, Inc. (a)	64,308	3,553,660
Rigetti Computing, Inc. Class A (a)(b)	83,718	87,904
SEALSQ Corp. (b)	9,346	11,309
SemiLEDs Corp. (a)	4,500	6,075
Semilux International Ltd. (b)	16,572	32,978
Semtech Corp. (a)(b)	38,569	1,499,948
Silicon Laboratories, Inc. (a)	19,443	2,453,123
Silicon Motion Tech Corp. sponsored ADR (b)	19,713	1,539,388
SiTime Corp. (a)	13,329	1,623,739
SkyWater Technology, Inc. (a)	27,327	206,592
Skyworks Solutions, Inc.	95,265	8,827,255
SMART Global Holdings, Inc. (a)	29,895	615,239
SolarEdge Technologies, Inc. (a)	33,931	1,662,280
SPI Energy Co. Ltd. (a)	11,554	6,586
Synaptics, Inc. (a)	23,321	2,185,411
Teradyne, Inc.	90,959	12,819,761
Texas Instruments, Inc.	538,017	104,918,695
Tower Semiconductor Ltd. (a)	65,401	2,455,154
Transphorm, Inc. (a)	37,516	179,326
Ultra Clean Holdings, Inc. (a)	25,733	1,193,497
Universal Display Corp.	28,218	4,957,903
Veeco Instruments, Inc. (a)	32,513	1,321,653
WISeKey International Holding Ltd. ADR (a)(b)	278	609
		3,250,198,457
Software - 16.4%
8x8, Inc. (a)	70,470	192,383
Abits Group, Inc. (a)(b)	15,637	10,539
ACI Worldwide, Inc. (a)	65,286	2,350,949
Adeia, Inc.	62,146	735,187
Adobe, Inc. (a)	270,646	120,372,515
Agilysys, Inc. (a)	16,259	1,552,247
Agora, Inc. ADR (a)	52,617	129,438
Airship AI Holdings, Inc. Class A (a)(b)	22,232	92,707
Alarm.com Holdings, Inc. (a)(b)	29,534	1,931,819
Alarum Technologies Ltd. ADR (a)(b)	2,487	88,487
Alkami Technology, Inc. (a)	56,264	1,543,322
Allot Ltd. (a)(b)	21,262	45,501
Altair Engineering, Inc. Class A (a)	32,726	2,857,962
American Software, Inc. Class A	20,292	208,196
Amplitude, Inc. Class A, (a)	50,357	449,184
ANSYS, Inc. (a)	51,862	16,463,592
AppFolio, Inc. Class A, (a)	12,823	2,927,747
Appian Corp. Class A (a)	25,331	719,147
AppLovin Corp. Class A, (a)	161,208	13,135,228
Argo Blockchain PLC ADR (a)(b)	11,953	16,495
Arqit Quantum, Inc. (a)(b)	97,199	37,908
Arteris, Inc. (a)	20,779	169,764
Aspen Technology, Inc. (a)	37,888	7,981,107
Atlassian Corp. PLC Class A, (a)	93,870	14,724,448
Auddia, Inc. (a)(b)	173	208
AudioEye, Inc. (a)	8,256	198,144
Aurora Innovation, Inc. Class A, (a)(b)	695,492	1,662,226
Aurora Mobile Ltd. ADR (a)(b)	2,373	7,427
Authid, Inc. (a)(b)	3,689	28,553
Autodesk, Inc. (a)	127,509	25,705,814
AvePoint, Inc. (a)	117,943	1,063,846
Aware, Inc. (a)	13,849	25,205
Baijiayun Group Ltd. Class A, (a)(b)	32,050	28,541
Banzai International, Inc. Class A (a)(b)	32,267	6,657
Beamr Imaging Ltd. (a)(b)	7,991	34,122
Bentley Systems, Inc. Class B (b)	170,610	8,571,446
Bio-Key International, Inc. (a)(b)	571	1,085
Bit Digital, Inc. (a)(b)	60,228	149,365
Bit Origin Ltd. (a)(b)	3,285	12,319
Bitdeer Technologies Group Class A, (a)(b)	39,508	242,184
Bitfarms Ltd. (a)	194,308	435,250
BitFuFu, Inc. (b)	14,262	47,350
Blackbaud, Inc. (a)	32,302	2,517,618
BlackLine, Inc. (a)	36,466	1,740,158
Braze, Inc. (a)	40,820	1,536,873
Bridgeline Digital, Inc. (a)(b)	2,527	2,957
BTC Digital Ltd. (a)(b)	393	857
BTCS, Inc. (a)	2,315	3,704
BTCS, Inc. Series V (c)	2,315	0
Cadence Design Systems, Inc. (a)	162,354	46,483,574
CCC Intelligent Solutions Holdings, Inc. Class A (a)	378,643	4,233,229
Cellebrite DI Ltd. (a)(b)	117,465	1,251,002
Cerence, Inc. (a)	27,389	94,218
Check Point Software Technologies Ltd. (a)	69,546	10,466,673
Cipher Mining, Inc. (a)(b)	151,613	562,484
Cleanspark, Inc. (a)(b)	117,755	1,892,323
Cognyte Software Ltd. (a)	57,574	437,562
CommVault Systems, Inc. (a)	25,861	2,782,256
Confluent, Inc. (a)	130,692	3,394,071
Consensus Cloud Solutions, Inc. (a)	11,285	212,948
Crowdstrike Holdings, Inc. (a)	135,703	42,565,960
CXApp, Inc. Class A (a)(b)	8,073	19,052
CyberArk Software Ltd. (a)	24,808	5,687,234
Cyngn, Inc. (b)	12,210	1,101
Daily Journal Corp. (a)	1,070	405,530
Datadog, Inc. Class A (a)	182,320	20,088,018
Datasea, Inc. (a)(b)	1,077	5,525
DatChat, Inc. (a)(b)	1,123	1,370
Dave, Inc. (a)	5,822	262,339
Descartes Systems Group, Inc. (a)	52,057	4,806,423
Digihost Technology, Inc. (a)(b)	9,844	12,994
Digimarc Corp. (a)(b)	14,607	392,052
Digital Turbine, Inc. (a)	55,575	105,037
Docebo, Inc. (a)	19,333	664,862
DocuSign, Inc. (a)	121,610	6,656,931
Domo, Inc. Class B (a)	23,964	159,600
Dropbox, Inc. Class A (a)	155,831	3,510,872
Duos Technologies Group, Inc. (a)(b)	2,223	5,335
eGain Communications Corp. (a)	24,943	153,898
Everbridge, Inc. (a)	25,015	869,521
EverCommerce, Inc. (a)(b)	115,566	1,108,278
Expensify, Inc. (a)	37,779	57,046
Five9, Inc. (a)	43,308	2,025,082
Fortinet, Inc. (a)	458,430	27,194,068
Freshworks, Inc. (a)	129,540	1,668,475
Gen Digital, Inc.	381,277	9,467,108
GitLab, Inc. (a)	64,128	3,026,200
Gorilla Technology Group, Inc. (a)(b)	4,125	24,709
Greenidge Generation Holdings, Inc. (a)(b)	4,236	11,098
Griid Infrastructure, Inc. (a)(b)	34,745	23,929
GSE Systems, Inc. (a)(b)	3,356	13,860
HashiCorp, Inc. (a)	70,056	2,352,480
HeartCore Enterprise, Inc. (b)	12,158	8,863
HIVE Digital Technologies Ltd. (a)	46,880	118,138
Hut 8 Mining Corp. (a)(b)	51,034	443,485
Ilearningengines Holdings, Inc. Class A (a)(b)	12,427	73,941
Infobird Co. Ltd. (a)(b)	708	2,549
Intapp, Inc. (a)	43,173	1,549,911
Intellicheck, Inc. (a)(b)	10,166	32,328
InterDigital, Inc. (b)	15,334	1,746,083
Intrusion, Inc. (a)(b)	2,122	3,204
Intuit, Inc.	167,037	96,286,808
Iris Energy Ltd. (a)	37,849	294,844
Iveda Solutions, Inc. (a)(b)	8,621	5,845
Jamf Holding Corp. (a)	75,196	1,197,120
JFrog Ltd. (a)	62,841	2,021,595
Kaltura, Inc. (a)	78,189	82,098
Karooooo Ltd. (b)	19,093	544,341
Leddartech Holdings, Inc. (b)	62,402	134,164
LivePerson, Inc. (a)(b)	50,042	34,349
LM Funding America, Inc. (a)(b)	1,013	3,242
Magic Software Enterprises Ltd.	31,025	329,796
Manhattan Associates, Inc. (a)	36,605	8,036,262
Marathon Digital Holdings, Inc. (a)(b)	132,286	2,582,223
Marin Software, Inc. (a)(b)	2,398	5,827
Materialise NV ADR (a)	17,527	87,635
Matterport, Inc. Class A (a)	171,640	755,216
Mawson Infrastructure Group, Inc. (a)(b)	8,968	10,851
Mercurity Fintech Holding, Inc. sponsored ADR (a)	25,768	38,394
MicroCloud Hologram, Inc. (a)(b)	2,883	4,180
Microsoft Corp.	4,421,852	1,835,643,390
MicroStrategy, Inc. Class A (a)(b)	8,946	13,638,088
Mitek Systems, Inc. (a)(b)	28,300	355,165
MMTEC, Inc. (a)(b)	62,271	24,771
Monday.com Ltd. (a)	28,416	6,419,459
My Size, Inc. (a)(b)	2,248	7,778
nCino, Inc. (a)	67,392	2,057,478
NetSol Technologies, Inc. (a)	6,495	16,692
Next Technology Holding, Inc. (a)(b)	478	1,802
Nextnav, Inc. Class A (a)(b)	65,876	520,091
Nexttrip, Inc. (a)(b)	710	1,605
NICE Ltd. sponsored ADR (a)	29,639	5,440,831
Nisun International Enterprise (a)(b)	1,122	5,913
Nukkleus (a)(b)	5,073	4,074
Nutanix, Inc. Class A (a)	144,182	7,975,427
Nvni Group Ltd. (b)	12,252	14,825
Oblong, Inc. (a)(b)	1,687	366
Onespan, Inc. (a)	27,480	361,912
Open Text Corp.	163,113	4,771,055
Opera Ltd. ADR (b)	22,109	308,199
Pagaya Technologies Ltd. Class A (a)	26,364	311,359
Palo Alto Networks, Inc. (a)	192,723	56,835,940
Pegasystems, Inc.	49,771	2,859,842
Phunware, Inc. (a)(b)	1,130	7,334
Porch Group, Inc. Class A (a)	62,174	130,565
Prairie Operating Co. (a)	5,589	70,477
Progress Software Corp.	25,951	1,314,418
PTC, Inc. (a)	71,006	12,514,097
Qualys, Inc. (a)	21,826	3,069,172
Quantum Computing, Inc. (a)(b)	42,948	31,077
QXO, Inc. (A Shares) (b)	1,996	37,106
Radcom Ltd. (a)	13,668	129,163
Radware Ltd. (a)	27,195	551,787
Rapid7, Inc. (a)	36,409	1,315,821
reAlpha Tech Corp. (b)	24,121	24,603
Red Violet, Inc. (a)	8,743	183,341
Rekor Systems, Inc. (a)(b)	49,183	89,021
Rimini Street, Inc. (a)	76,258	195,983
Riot Platforms, Inc. (a)(b)	121,352	1,181,968
Roadzen, Inc. (a)(b)	2,626	7,878
Roper Technologies, Inc.	63,775	33,976,769
SAI.TECH Global Corp. Class A (a)	7,507	7,469
Sapiens International Corp. NV	33,056	1,108,037
SecureWorks Corp. (a)	11,955	69,698
Smith Micro Software, Inc. (a)(b)	3,321	7,140
Soluna Holdings, Inc. (a)(b)	211	509
SoundHound AI, Inc. (a)(b)	124,977	631,134
SoundThinking, Inc. (a)	9,121	146,574
Sphere 3D Corp. (a)(b)	3,243	3,600
Sprout Social, Inc. (a)(b)	29,032	947,895
SPS Commerce, Inc. (a)	22,122	4,160,927
Stronghold Digital Mining, Inc. Class A (a)(b)	5,648	15,814
Synchronoss Technologies, Inc. (a)	7,220	65,522
Synopsys, Inc. (a)	90,958	51,009,246
T Stamp, Inc. Class A (a)(b)	4,566	2,534
Telos Corp. (a)	43,638	197,680
Tenable Holdings, Inc. (a)	69,869	2,947,773
TeraWulf, Inc. (a)(b)	138,821	302,630
The9 Ltd. sponsored ADR (a)(b)	816	5,720
Upland Software, Inc. (a)	21,178	58,240
Urgent.ly, Inc. (b)	1,450	2,683
Varonis Systems, Inc. (a)	64,260	2,760,610
Verb Technology Co., Inc. (a)(b)	1,547	254
Verint Systems, Inc. (a)	37,336	1,107,386
Veritone, Inc. (a)(b)	20,801	61,363
Vertex, Inc. Class A (a)	36,498	1,206,259
Viant Technology, Inc. (a)	11,166	106,189
WalkMe Ltd. (a)	53,010	482,391
Workday, Inc. Class A (a)	124,616	26,350,053
X3 Holdings Co. Ltd. (b)	968	595
Xiao I Corp. ADR (a)(b)	6,767	6,429
Xunlei Ltd. sponsored ADR (a)(b)	24,768	44,830
Zenvia, Inc. (a)(b)	1,673	5,186
Zoom Video Communications, Inc. Class A (a)	153,558	9,419,248
Zscaler, Inc. (a)	88,361	15,017,836
		2,665,013,496
Technology Hardware, Storage & Peripherals - 11.4%
Apple, Inc.	9,189,097	1,766,603,898
Astro-Med, Inc. (a)	3,663	65,604
Boxlight Corp. (a)(b)	4,085	3,023
Canaan, Inc. ADR (a)(b)	124,563	125,809
CompoSecure, Inc. (b)	21,750	138,004
Corsair Gaming, Inc. (a)	62,621	725,777
CPI Card Group (a)(b)	7,134	186,839
Ebang International Holdings, Inc. Class A (a)	1,980	16,731
Immersion Corp.	18,807	187,882
Intevac, Inc. (a)	22,851	87,519
Logitech International SA (b)	93,062	9,307,131
Movano, Inc. (a)(b)	16,621	6,379
Nano Dimension Ltd. ADR (a)(b)	173,079	470,775
NetApp, Inc.	121,307	14,609,002
One Stop Systems, Inc. (a)(b)	8,505	18,201
Quantum Corp. (a)(b)	50,501	23,230
Seagate Technology Holdings PLC	123,701	11,533,881
Socket Mobile, Inc. (a)(b)	1,296	1,607
Sonim Technologies, Inc. (a)(b)	7,078	4,388
Super Micro Computer, Inc. (a)	33,367	26,176,745
Transact Technologies, Inc. (a)	6,575	23,341
Turtle Beach Corp. (a)	9,366	155,288
Wearable Devices Ltd. (a)(b)	8,376	3,384
Western Digital Corp. (a)	192,822	14,517,568
Xerox Holdings Corp.	104,555	1,470,043
		1,846,462,049
TOTAL INFORMATION TECHNOLOGY		8,052,417,668
MATERIALS - 1.0%
Chemicals - 0.8%
Alto Ingredients, Inc. (a)	45,352	68,935
Arq, Inc. (a)(b)	18,182	126,547
ASP Isotopes, Inc. (a)	27,092	138,440
Balchem Corp.	19,337	2,970,163
Bioceres Crop Solutions Corp. (a)(b)	38,927	458,560
Bon Natural Life Ltd. (a)(b)	440	1,192
CN Energy Group, Inc. (a)(b)	288	150
Global Gas Corp. (a)(b)	26,227	30,948
Gulf Resources, Inc. (a)	8,302	14,362
Hawkins, Inc.	12,248	1,069,495
Innospec, Inc.	14,831	1,939,895
Linde PLC	286,632	124,833,969
Loop Industries, Inc. (a)(b)	23,631	62,622
Methanex Corp.	40,908	2,195,941
N2Off, Inc. (a)(b)	880	750
Northern Technologies International Corp.	5,689	104,791
Novusterra, Inc. (a)(b)(c)	7,237	0
Origin Materials, Inc. Class A (a)	78,046	90,533
PureCycle Technologies, Inc. (a)(b)	96,800	502,392
		134,609,685
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)	225	371
Smith-Midland Corp. (a)(b)	2,925	108,225
United States Lime & Minerals, Inc.	3,431	1,175,941
		1,284,537
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	105,356	1,302,200
TriMas Corp.	25,445	677,346
		1,979,546
Metals & Mining - 0.2%
5E Advanced Materials, Inc. (a)(b)	33,142	47,724
Adamas One Corp. (a)	5,283	2,144
Algoma Steel Group, Inc. (b)	63,553	486,816
American Battery Technology Co. (a)(b)	29,127	40,195
American Lithium Corp. (a)(b)	115,650	79,220
Ascent Industries Co. (a)(b)	7,726	79,810
Atlas Lithium, Corp. (a)(b)	6,971	99,267
Century Aluminum Co. (a)	52,127	955,488
China Natural Resources, Inc. (a)(b)	2,428	2,260
Critical Metals Corp. (b)	14,868	159,831
Electra Battery Materials Corp. (a)(b)	16,129	7,645
Ferroglobe PLC	105,632	628,510
Haynes International, Inc. (b)	8,044	473,148
Hongli Group, Inc. (a)	7,458	12,007
Huadi International Group Co. Ltd. (a)(b)	7,169	18,639
Hycroft Mining Holding Corp. (a)(b)	12,539	43,009
Inno Holdings, Inc. (b)	9,396	6,201
ioneer Ltd. ADR (a)(b)	1,836	11,567
IperionX Ltd. ADR (a)(b)	1,555	24,336
Kaiser Aluminum Corp.	9,286	908,171
Largo, Inc. (a)(b)	35,869	78,732
NioCorp Developments Ltd. (a)(b)	26,012	61,388
Olympic Steel, Inc.	7,458	388,860
Perpetua Resources Corp. (a)	34,563	236,411
Piedmont Lithium, Inc. (a)(b)	10,864	141,884
Radius Recycling, Inc. Class A	15,466	264,623
Ramaco Resources, Inc.:
Class A (b)	27,313	386,479
Class B	5,462	59,481
Royal Gold, Inc.	38,833	4,978,002
Sigma Lithium Corp. (a)(b)	62,904	961,802
Snow Lake Resources Ltd. (a)	4,113	3,702
SSR Mining, Inc.	119,238	636,731
Steel Dynamics, Inc.	96,361	12,899,847
TMC the metals Co., Inc. (a)(b)	184,173	270,734
U.S. Gold Corp. (a)(b)	1,706	9,946
U.S. GoldMining, Inc. (a)	5,539	33,677
Universal Stainless & Alloy Products, Inc. (a)	7,722	253,513
		25,751,800
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	38,151	362,435
Nature Wood Group Ltd. ADR (b)	590	1,351
		363,786
TOTAL MATERIALS		163,989,354
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Creative Media & Community Trust Corp. (b)	12,011	34,592
Diversified Healthcare Trust (SBI)	156,811	381,051
Equinix, Inc.	56,413	43,041,991
Gaming & Leisure Properties	160,452	7,204,295
Gladstone Commercial Corp.	22,344	321,530
Gladstone Land Corp.	24,626	332,451
Global Self Storage, Inc.	5,948	29,562
Host Hotels & Resorts, Inc.	417,657	7,492,767
Industrial Logistics Properties Trust	41,417	156,142
Lamar Advertising Co. Class A	52,317	6,179,161
Medalist Diversified (REIT), Inc. (b)	1,616	9,405
Office Properties Income Trust	37,098	84,954
Phillips Edison & Co., Inc.	72,544	2,317,055
PotlatchDeltic Corp.	48,129	2,056,552
Presidio Property Trust, Inc.:
Class A (b)	6,016	4,777
Class A warrants 1/24/27 (a)	6,016	271
Regency Centers Corp.	109,742	6,738,159
Retail Opportunity Investments Corp.	72,252	904,595
Sabra Health Care REIT, Inc.	134,985	1,968,081
SBA Communications Corp. Class A	64,348	12,655,965
Service Properties Trust	102,096	549,276
Sotherly Hotels, Inc. (a)(b)	4,274	5,813
Uniti Group, Inc.	148,827	470,293
Wheeler REIT, Inc. (a)(b)	1,830	3,605
		92,942,343
Real Estate Management & Development - 0.2%
Alset, Inc. (a)(b)	2,169	1,974
Altisource Portfolio Solutions SA (a)(b)	16,656	31,313
Avalon GloboCare Corp. (a)	4,894	1,444
Colliers International Group, Inc. (b)	29,044	3,257,575
Comstock Holding Companies, Inc. (a)	4,017	24,785
CoStar Group, Inc. (a)	243,471	19,032,128
eXp World Holdings, Inc. (b)	88,579	992,971
Fathom Holdings, Inc. (a)	9,107	16,666
FirstService Corp.	27,171	3,997,398
FRP Holdings, Inc. (a)	12,434	380,480
Gyrodyne LLC (a)	1,512	11,824
InterGroup Corp. (a)(b)	986	21,830
La Rosa Holdings Corp. (b)	4,167	4,334
LuxUrban Hotels, Inc. (a)(b)	22,617	6,792
MDJM Ltd. (a)(b)	4,594	5,513
Murano Global Investments PLC (b)	7,492	79,790
Newmark Group, Inc. Class A	93,901	977,509
Ohmyhome Ltd. (a)(b)	10,333	6,034
Opendoor Technologies, Inc. Class A (a)	400,715	873,559
Redfin Corp. (a)(b)	67,026	431,647
Safe & Green Development Corp.	1,064	601
Star Holdings (a)	4,685	60,296
Stratus Properties, Inc. (a)	5,346	127,502
The Real Brokerage, Inc. (a)(b)	101,797	488,626
The RMR Group, Inc. Class A	8,588	202,076
Ucommune International Ltd. (a)	197	422
Xchange Tec.Inc ADR (a)(b)	1,280	1,153
Zillow Group, Inc.:
Class A (a)	24,951	1,001,783
Class C (a)	109,399	4,479,889
		36,517,914
TOTAL REAL ESTATE		129,460,257
UTILITIES - 0.9%
Electric Utilities - 0.8%
Alliant Energy Corp.	152,900	7,872,821
American Electric Power Co., Inc.	313,009	28,249,062
Constellation Energy Corp.	189,729	41,218,625
Evergy, Inc.	135,197	7,389,868
Exelon Corp.	594,208	22,312,510
MGE Energy, Inc. (b)	22,451	1,798,999
Otter Tail Corp.	24,789	2,242,661
Via Renewables, Inc. Class A, (a)(b)	3,068	32,674
Xcel Energy, Inc.	329,913	18,293,676
		129,410,896
Gas Utilities - 0.0%
RGC Resources, Inc. (b)	6,265	129,686
Independent Power and Renewable Electricity Producers - 0.1%
Alternus Clean Energy, Inc. Class A (a)(b)	49,366	20,734
Atlantica Sustainable Infrastructure PLC (b)	70,020	1,539,040
Eco Wave Power Global AB ADR (a)	1,986	7,765
Enlight Renewable Energy Ltd. (a)	69,160	1,215,141
Montauk Renewables, Inc. (a)(b)	85,373	457,599
ReNew Energy Global PLC (a)(b)	156,093	934,997
VivoPower International PLC (a)(b)	2,759	8,084
		4,183,360
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	36,626	1,903,087
Water Utilities - 0.0%
Artesian Resources Corp. Class A (b)	6,205	222,573
Cadiz, Inc. (a)(b)	44,599	135,135
Consolidated Water Co., Inc.	10,783	292,219
Global Water Resources, Inc.	16,042	207,263
Middlesex Water Co.	10,755	579,479
Pure Cycle Corp. (a)	16,337	151,934
York Water Co.	10,239	379,253
		1,967,856
TOTAL UTILITIES		137,594,885
TOTAL COMMON STOCKS (Cost $6,251,371,941)		16,167,046,284

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	15,176
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	19,788
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
iCoreConnect, Inc. 12.00% (b)	1,007	4,773
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $39,569)		39,737

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (f) (Cost $2,709,260)	2,742,000	2,710,101

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	28,008,508	28,014,109
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	311,602,948	311,634,108
TOTAL MONEY MARKET FUNDS (Cost $339,648,217)		339,648,217

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $6,593,768,987)	16,509,444,339
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(300,876,894)
NET ASSETS - 100.0%	16,208,567,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	130	Jun 2024	48,336,600	892,814	892,814

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,194,165 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,045,919.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $38,185 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	33,684,696	527,073,823	532,744,459	1,249,501	49	-	28,014,109	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	356,269,507	447,431,451	492,066,850	14,319,254	-	-	311,634,108	1.3%
Total	389,954,203	974,505,274	1,024,811,309	15,568,755	49	-	339,648,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,432,601,724	2,432,577,152	24,571	1
Consumer Discretionary	2,149,626,800	2,148,811,800	-	815,000
Consumer Staples	621,391,061	621,372,440	-	18,621
Energy	99,880,131	99,880,131	-	-
Financials	609,662,663	609,528,382	-	134,281
Health Care	1,089,489,179	1,085,599,522	3,666,945	222,712
Industrials	680,972,299	680,972,299	-	-
Information Technology	8,052,417,668	8,052,417,668	-	-
Materials	163,989,354	163,989,354	-	-
Real Estate	129,460,257	129,460,257	-	-
Utilities	137,594,885	137,594,885	-	-

U.S. Government and Government Agency Obligations	2,710,101	-	2,710,101	-

Money Market Funds	339,648,217	339,648,217	-	-
Total Investments in Securities:	16,509,444,339	16,501,852,107	6,401,617	1,190,615
Derivative Instruments: Assets
Futures Contracts	892,814	892,814	-	-
Total Assets	892,814	892,814	-	-
Total Derivative Instruments:	892,814	892,814	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	892,814	0
Total Equity Risk	892,814	0
Total Value of Derivatives	892,814	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $298,688,915) - See accompanying schedule:
Unaffiliated issuers (cost $6,254,120,770)	$16,169,796,122
Fidelity Central Funds (cost $339,648,217)	339,648,217

Total Investment in Securities (cost $6,593,768,987)		$16,509,444,339
Foreign currency held at value (cost $3,080)		3,077
Receivable for fund shares sold		8,558,542
Dividends receivable		10,110,406
Distributions receivable from Fidelity Central Funds		2,757,204
Prepaid expenses		2,139
Receivable from investment adviser for expense reductions		694,913
Other receivables		9
Total assets		16,531,570,629
Liabilities
Payable to custodian bank	$158,082
Payable for fund shares redeemed	6,403,129
Accrued management fee	3,201,519
Payable for daily variation margin on futures contracts	34,523
Other affiliated payables	1,342,299
Other payables and accrued expenses	305,157
Collateral on securities loaned	311,558,475
Total liabilities		323,003,184
Net Assets		$16,208,567,445
Net Assets consist of:
Paid in capital		$6,341,688,113
Total accumulated earnings (loss)		9,866,879,332
Net Assets		$16,208,567,445
Net Asset Value, offering price and redemption price per share ($16,208,567,445 ÷ 76,244,855 shares)		$212.59
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$60,582,651
Interest		135,264
Income from Fidelity Central Funds (including $14,319,254 from security lending)		15,568,755
Total income		76,286,670
Expenses
Management fee	$18,176,958
Transfer agent fees	7,573,732
Accounting fees	50,000
Custodian fees and expenses	97,103
Independent trustees' fees and expenses	32,690
Registration fees	98,665
Audit	43,701
Legal	23,983
Miscellaneous	186,815
Total expenses before reductions	26,283,647
Expense reductions	(4,135,987)
Total expenses after reductions		22,147,660
Net Investment income (loss)		54,139,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,547,604
Fidelity Central Funds	49
Foreign currency transactions	(111)
Futures contracts	11,481,433
Total net realized gain (loss)		40,028,975
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,370,539,147
Assets and liabilities in foreign currencies	(1,930)
Futures contracts	(2,110,445)
Total change in net unrealized appreciation (depreciation)		2,368,426,772
Net gain (loss)		2,408,455,747
Net increase (decrease) in net assets resulting from operations		$2,462,594,757
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,139,010	$92,070,331
Net realized gain (loss)	40,028,975	(18,974,681)
Change in net unrealized appreciation (depreciation)	2,368,426,772	2,601,169,131
Net increase (decrease) in net assets resulting from operations	2,462,594,757	2,674,264,781
Distributions to shareholders	(94,835,180)	(83,603,942)

Share transactions
Proceeds from sales of shares	1,403,173,883	1,864,428,978
Reinvestment of distributions	86,690,080	76,959,005
Cost of shares redeemed	(1,165,820,848)	(1,678,080,248)

Net increase (decrease) in net assets resulting from share transactions	324,043,115	263,307,735
Total increase (decrease) in net assets	2,691,802,692	2,853,968,574

Net Assets
Beginning of period	13,516,764,753	10,662,796,179
End of period	$16,208,567,445	$13,516,764,753

Other Information
Shares
Sold	7,095,020	11,471,807
Issued in reinvestment of distributions	454,066	589,951
Redeemed	(5,862,732)	(10,671,346)
Net increase (decrease)	1,686,354	1,390,412

Financial Highlights
Fidelity® Nasdaq Composite Index® Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$181.29	$145.73	$196.19	$154.09	$113.58	$96.86
Income from Investment Operations
Net investment income (loss) A,B	.71	1.26	1.16	1.00	1.04	1.12
Net realized and unrealized gain (loss)	31.86	35.46	(50.70)	42.19	44.44	17.26
Total from investment operations	32.57	36.72	(49.54)	43.19	45.48	18.38
Distributions from net investment income	(1.27)	(1.16)	(.92)	(1.09)	(1.11) C	(.81)
Distributions from net realized gain	-	-	-	-	(3.86) C	(.85)
Total distributions	(1.27)	(1.16)	(.92)	(1.09)	(4.97)	(1.66)
Net asset value, end of period	$212.59	$181.29	$145.73	$196.19	$154.09	$113.58
Total Return D,E	18.04%	25.51%	(25.37)%	28.18%	41.63%	19.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.35% H	.34%	.36%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.29 % H	.28%	.31%	.29%	.29%	.29%
Expenses net of all reductions	.29% H	.28%	.31%	.29%	.29%	.29%
Net investment income (loss)	.71% H	.78%	.73%	.56%	.84%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$16,208,567	$13,516,765	$10,662,796	$14,077,919	$10,165,899	$7,154,288
Portfolio turnover rate I	1 % H	5%	4%	7%	17%	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,733,547,218
Gross unrealized depreciation	(844,209,244)
Net unrealized appreciation (depreciation)	$9,889,337,974
Tax cost	$6,620,999,179

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(100,079,335)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	484,524,063	111,161,546
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective June 1, 2024, the Fund's management contract will be amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is $100,000 on an annual basis. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Nasdaq Composite Index Fund	- A

A Amount represents less than .005%

Effective June 1, 2024, the Fund's management contract will be amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

Subsequent Event - Management Fee. Effective June 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month based on an annual rate .29% of each class's average net assets.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Nasdaq Composite Index Fund	13,453
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index Fund	1,519,664	321,434	2,746,783
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,130,236.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,751.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Nasdaq Composite Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.

The Board considered that, in connection with the renewal, the fund's Advisory Contract with FMR was being amended effective June 1, 2024 to incorporate administrative services, including transfer agent and pricing and bookkeeping services, previously covered under separate agreements.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that, effective June 1, 2024, the management fee rate will also cover transfer agent and pricing and bookkeeping services. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board considered that the fund's investment strategy is more specialized than most funds in its mapped group, which do not track the same index as the fund. When compared to a subset of funds in the mapped group that track the Nasdaq 100 (comprising 100 of the largest non-financial stocks in the Nasdaq Composite), the fund is priced lower than these funds. The Board also considered that the fund's management fee covers expenses beyond portfolio management and the competitor funds within the subset have management fees that only cover portfolio management expenses.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.29% through March 31, 2025.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.795567.120
EIF-SANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024